UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John H. Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

The Jamestown Equity Fund

(JAMEX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about The Jamestown Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/jamestown/. You can also request this information by contacting us at (866) 738-1126.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jamestown Equity Fund (The)	$99	0.95%

How did the Fund perform during the reporting period?

  For the twelve-month period ending March 31, 2025, The Fund returned 7.42% compared to 8.25% for the S&P 500® Index. Sector allocation was a contributor to relative performance for the year, while stock selection was slightly negative. The primary drivers of the positive contribution from sector selection were being underweight in the Health Care and Materials sectors, partially offset by being underweight in Financials and overweight in the Energy sectors.

  During the last twelve months, equity markets were bolstered by a mainly favorable economic and corporate earnings backdrop. The Federal Reserve made its last cut to interest rates in December 2024, and interest rates did not have a big impact on equity markets during the year. The yield curve steepened, and 10-year Treasuries traded in a range between 3.65% and 4.7%.

  The first three quarters of the Fund’s fiscal year saw equities perform quite strongly, once again led by large capitalization growth-oriented equities. The last quarter of the fiscal year saw a reversal as equity markets struggled and growth stocks underperformed. Fears over a slowdown in Artificial Intelligence spending and the potential impact of new trade tariffs led to the underperformance of the growth-oriented sectors. For the year ending March 31, 2025, the more defensive Utilities and Consumer Staples were among the best performing sectors in the S&P 500® Index. Stocks in the Financials and Communications Services sectors also performed well, while Materials, Health Care and Energy sectors were the worst performers.

  The Fund remains well diversified across sector allocations. At the end of March 2025, 96.45% of the Fund was invested in a diversified portfolio of equities, while the Fund had 3.55% in cash. The Fund was slightly overweight in the Consumer Staples, Energy and Technology sectors and underweight in the Consumer Discretionary, Financials, Health Care, Materials, Utilities and Real Estate sectors at the end of the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Jamestown Equity Fund (The) - $28,781
S&P 500® Index - $32,482

	Jamestown Equity Fund (The)	S&P 500® Index
Mar-2015	$10,000	$10,000
Mar-2016	$9,504	$10,178
Mar-2017	$10,658	$11,926
Mar-2018	$12,080	$13,595
Mar-2019	$12,853	$14,886
Mar-2020	$12,061	$13,847
Mar-2021	$19,326	$21,650
Mar-2022	$21,821	$25,038
Mar-2023	$20,535	$23,103
Mar-2024	$26,794	$30,006
Mar-2025	$28,781	$32,482

Average Annual Total Returns

	1 Year	5 Years	10 Years
Jamestown Equity Fund (The)	7.42%	19.00%	11.15%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$55,309,592
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$367,529
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Exchange-Traded Funds	12.2%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 24.7%
Exchange-Traded Funds 12.2%
Financials 11.3%
Communications 10.1%
Health Care 7.6%
Consumer Discretionary 7.6%
Industrials 7.1%
Consumer Staples 6.2%
Energy 5.8%
Money Market Funds 3.6%
Utilities 2.3%
Real Estate 1.6%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.6%
Utilities	2.3%
Money Market Funds	3.6%
Energy	5.8%
Consumer Staples	6.2%
Industrials	7.1%
Consumer Discretionary	7.6%
Health Care	7.6%
Communications	10.1%
Financials	11.3%
Exchange-Traded Funds	12.2%
Technology	24.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.9%
Microsoft Corporation	4.6%
NVIDIA Corporation	4.1%
Meta Platforms, Inc. - Class A	4.0%
Alphabet, Inc. - Class C	3.9%
Amazon.com, Inc.	3.8%
Vanguard Information Technology ETF	3.4%
JPMorgan Chase & Company	3.4%
Health Care Select Sector SPDR Fund (The)	3.4%
Chevron Corporation	2.3%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

The Jamestown Equity Fund (JAMEX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/jamestown/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-JAMEX

The Government Street Equity Fund

(GVEQX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about The Government Street Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Equity Fund (The)	$89	0.85%

How did the Fund perform during the reporting period?

   The Fund slightly outperformed the stock market, as measured by the S&P 500® Index, 8.92% versus 8.25% for the fiscal year ended March 31, 2025. The Technology sector was the most active of the 11 economic sectors that are defined to comprise the total market. The Fund’s Technology stocks appreciated 27.4% in the first 9 months of the fiscal year, followed by a decline of 13.6% in the final quarter. It represented a significant reversal in the sector of the market that has provided outstanding positive returns for the last two calendar years.

   A primary contributor to the general market environment, the chaos of a new Administration in Washington, D.C. is bringing in significant policy changes and staffing. At this point in time, it seems the uncertainty that has been created, not a factual reversal of corporate financial performance, was the deciding factor in the recent negative results.

   There is ample diversification within the Fund to avoid any significant shift in investment composition. While it is impossible to project a specific estimate for the time frame of market volatility, the Fund is diversified to weather, on a relative performance basis, short term dislocations. The Fund ended the measurement period with 76 individual stocks (88.4%), 2 broadly diversified Exchange Traded Funds (5.8%) and liquidity of 5.8% in one Money Market Fund

   Note: The investment performances listed for economic sectors and securities in the preceding paragraph is extracted from an in-house independent time weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the fiscal year April 1, 2024 through March 31, 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Government Street Equity Fund (The) - $30,643
S&P 500® Index - $32,482

	Government Street Equity Fund (The)	S&P 500® Index
Mar-2015	$10,000	$10,000
Mar-2016	$9,754	$10,178
Mar-2017	$10,955	$11,926
Mar-2018	$12,607	$13,595
Mar-2019	$13,320	$14,886
Mar-2020	$13,048	$13,847
Mar-2021	$20,285	$21,650
Mar-2022	$23,837	$25,038
Mar-2023	$21,767	$23,103
Mar-2024	$28,133	$30,006
Mar-2025	$30,643	$32,482

Average Annual Total Returns

	1 Year	5 Years	10 Years
Government Street Equity Fund (The)	8.92%	18.62%	11.85%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$90,612,064
  Number of Portfolio Holdings79
  Advisory Fee $546,609
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.4%
Exchange-Traded Funds	5.8%
Money Market Funds	5.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.2%
Financials 15.1%
Industrials 11.2%
Health Care 8.0%
Consumer Discretionary 7.4%
Communications 6.9%
Money Market Funds 5.8%
Exchange-Traded Funds 5.8%
Consumer Staples 3.7%
Energy 3.5%
Real Estate 2.0%
Materials 1.9%
Utilities 1.6%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.6%
Materials	1.9%
Real Estate	2.0%
Energy	3.5%
Consumer Staples	3.7%
Exchange-Traded Funds	5.8%
Money Market Funds	5.8%
Communications	6.9%
Consumer Discretionary	7.4%
Health Care	8.0%
Industrials	11.2%
Financials	15.1%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	12.3%
JPMorgan Chase & Company	5.3%
Invesco S&P 500® Equal Weight ETF	4.1%
Microsoft Corporation	3.5%
Alphabet, Inc. - Classes A & C	3.3%
Apple, Inc.	2.9%
Walmart, Inc.	2.7%
AbbVie, Inc.	2.7%
Amazon.com, Inc.	2.5%
RTX Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

The Government Street Equity Fund (GVEQX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/govstreet/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-GVEQX

The Government Street Opportunities Fund

(GVMCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about The Government Street Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Opportunities Fund (The)	$102	1.02%

How did the Fund perform during the reporting period?

   Mid Capitalization stocks turned in annual performances, as a whole, significantly less than larger capitalization securities. At the same time, there is no one definition of what comprises the size of companies in the mid-cap universe and it is difficult to draw conclusive relative measures. For the 12 month fiscal year under review, the S&P 500® Index (+8.25%) and the Russell 3000® Index (+7.22%) compared to the S&P Mid Cap 400® Index (-2.70%) and the Morningstar Mid Cap Blend Index (-0.16%), illustrate the point. The fiscal year performance of The Government Street Opportunities Fund was a positive +0.80%

   The fourth quarter of the fiscal year illustrated the range of returns even more succinctly: S&P 500® Index (-4.27%), Russell 3000® Index (-4.72%), S&P Mid Cap 400® Index (-6.10%), Morningstar Mid Cap Blend Index (-4.55%) and Government Street Opportunities Fund (-1.60%).

   Suffice it to describe the Fund as a broadly diversified portfolio of wide ranging selections of capilizations and sectors. In fact, all eleven economic industry sectors are represented. The Fund ended the fiscal year holding 85 individual stocks, 3 broadly diversified Exchange-Traded Funds and one Money Market fund used to provide liquidity. The Fund was invested 93.48% in equities and 6.52% in cash equivalents at year end. In general, for the year, investment performances were good for large stocks, mediocre for mid cap and lower for small capilization offerings.

   Note: The investment performances listed for economic sectors and securities in the preceding paragraph is extracted from an in-house independent time weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the fiscal year April 1, 2024 through March 31, 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Government Street Opportunities Fund (The) - $28,298
Russell 3000® Index - $30,515
S&P MidCap 400® - $22,465

	Government Street Opportunities Fund (The)	Russell 3000® Index	S&P MidCap 400®
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$10,104	$9,966	$9,640
Mar-2017	$11,765	$11,766	$11,657
Mar-2018	$13,490	$13,392	$12,936
Mar-2019	$14,057	$14,566	$13,272
Mar-2020	$12,908	$13,236	$10,284
Mar-2021	$20,266	$21,513	$18,867
Mar-2022	$23,329	$24,078	$19,733
Mar-2023	$22,183	$22,012	$18,722
Mar-2024	$28,072	$28,460	$23,090
Mar-2025	$28,298	$30,515	$22,465

Average Annual Total Returns

	1 Year	5 Years	10 Years
Government Street Opportunities Fund (The)	0.80%	17.00%	10.96%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P MidCap 400®	-2.70%	16.91%	8.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$75,612,503
  Number of Portfolio Holdings89
  Advisory Fee $568,645
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.2%
Exchange-Traded Funds	11.3%
Money Market Funds	6.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
21.9%
Technology
16.7%
Industrials
14.5%
Exchange-Traded Funds
11.3%
Health Care
8.4%
Materials
7.2%
Money Market Funds
6.5%
Energy
3.6%
Consumer Discretionary
3.4%
Real Estate
3.3%
Consumer Staples
2.4%
Utilities
0.6%
Communications
0.2%

Value	Value
Communications	0.2%
Utilities	0.6%
Consumer Staples	2.4%
Real Estate	3.3%
Consumer Discretionary	3.4%
Energy	3.6%
Money Market Funds	6.5%
Materials	7.2%
Health Care	8.4%
Exchange-Traded Funds	11.3%
Industrials	14.5%
Technology	16.7%
Financials	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.5%
SPDR S&P MidCap 400® ETF Trust	4.9%
Arthur J. Gallagher & Company	3.7%
Brown & Brown, Inc.	3.3%
Vanguard U.S. Value Factor ETF	3.3%
iShares Core S&P Mid-Cap ETF	3.1%
Mid-America Apartment Communities, Inc.	2.9%
Waste Connections, Inc.	2.7%
Berkley (W.R.) Corporation	2.4%
Steel Dynamics, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

The Government Street Opportunities Fund (GVMCX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/govstreet/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-GVMCX

Davenport Core Leaders Fund

(DAVPX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Davenport Core Leaders Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Core Leaders Fund	$87	0.85%

How did the Fund perform during the reporting period?

      The Davenport Core Leaders Fund (DAVPX) gained 5.81% in the twelve-month period ended March 31, 2025, slightly trailing the benchmark S&P 500® Index, which returned 8.25% for the period. Sector allocation was a key factor supporting the Fund’s performance with underweight stances in the Technology and Consumer Discretionary sectors contributing significantly to relative performance. Although noting the diverse challenges in the fiscal year, our strategy remains consistent and targeted towards owning high quality, competitively advantaged growth companies which we believe can support attractive performance over the long-term.

      The Fund’s best performing stock for the fiscal year was Brookfield Corp. (BN), which benefited from the market broadening that was supportive of real-estate related assets. Other key contributors included Spotify Technology SA (SPOT) and Apple, Inc. (AAPL)

      Notable detractors included Novo Norodisk A/S (NVO), which experienced setbacks in its new drug development pipeline. Despite these challenges, we remain attracted to Novo Nordisk and the company’s long-term growth potential as it executes its GLP-1 growth strategy with leading drugs including Ozempic and Wegovy. Other key detractors included the Walt Disney Co. (DIS) and Advanced Micro Devices, Inc. (AMD).

      Although the period was challenging in many respects, we recognize that the macro backdrop appears unusually fluid with a combination of economic and political factors that may add to volatility in the next fiscal year. Given this environment, we have patiently deployed capital in new opportunities while continuing to exercise diligence in our position sizing and sector exposure decisions. We remain committed to our process geared towards thoughtful risk management and continuous optimization.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Core Leaders Fund - $26,774
S&P 500® Index - $32,482
$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Davenport Core Leaders Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Mar-2016	$9,761	$10,178
Mar-2017	$11,378	$11,926
Mar-2018	$12,673	$13,595
Mar-2019	$13,712	$14,886
Mar-2020	$12,703	$13,847
Mar-2021	$18,826	$21,650
Mar-2022	$20,877	$25,038
Mar-2023	$18,503	$23,103
Mar-2024	$25,305	$30,006
Mar-2025	$26,774	$32,482

Average Annual Total Returns

	1 Year	5 Years	10 Years
Davenport Core Leaders Fund	5.81%	16.08%	10.35%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,070,162,057
  Number of Portfolio Holdings39
  Advisory Fee $7,927,682
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.0%
Money Market Funds	5.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.9%
Health Care
14.4%
Communications
13.8%
Financials
13.2%
Consumer Discretionary
8.7%
Industrials
7.0%
Money Market Funds
5.0%
Materials
4.6%
Energy
2.2%
Consumer Staples
2.0%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Consumer Staples	2.0%
Energy	2.2%
Materials	4.6%
Money Market Funds	5.0%
Industrials	7.0%
Consumer Discretionary	8.7%
Financials	13.2%
Communications	13.8%
Health Care	14.4%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	5.4%
Amazon.com, Inc.	5.4%
Brookfield Corporation	4.7%
NVIDIA Corporation	4.1%
Microsoft Corporation	3.9%
UnitedHealth Group, Inc.	3.6%
Mastercard, Inc. - Class A	3.1%
Apple, Inc.	2.9%
Adobe, Inc.	2.8%
Danaher Corporation	2.8%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Davenport Core Leaders Fund -  (DAVPX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-DAVPX

Davenport Value & Income Fund

(DVIPX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Davenport Value & Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Value & Income Fund	$90	0.86%

How did the Fund perform during the reporting period?

     The Davenport Value & Income Fund (DVIPX) generated an 8.25% total return in the twelve-month period ended March 31, 2025, matching the S&P 500® Index’s 8.25% return, and outperforming the Russell 1000 Value® Index’s 7.18% return over the same time frame. After two years in which Technology stocks generally soared, the bloom came off the rose of most things related to artificial intelligence, data centers, and semiconductors. Said another way, a number of sectors that trailed in 2023 and 2024’s white-hot environment played “catch up” in the fiscal fourth quarter.

     The Fund’s best performing stock for the fiscal year was Philip Morris International, Inc. (PM), as the strategy was well rewarded with its exposure in a such a strong consumer staples contribution. Other key contributors included Fairfax Financial Holdings Ltd (FRFHF) and Walmart, Inc. (WMT).

     Notable detractors included Intel Corp (INTC), which resulted in a full exit of our position as we judged that the company’s turnaround efforts seemed likely to require more capital and patience than seemed reasonable. Other key detractors included Walt Disney Co (DIS) and Alexandria Real Estate Equities, Inc. (ARE).

     Sixteen of DVIPX’s holdings raised their dividends during the quarter, led by double-digit percentage increases at Walmart, Inc. (WMT), Brookfield Corp (BN), Brookfield Asset Management Ltd (BAM), Watsco, Inc. (WSO), Oracle Corp (ORCL), Lamar Advertising Co (LAMR), and NextEra Energy, Inc. (NEE). The average DVIPX constituent has raised its dividend 8% year-over-year (y/y), which exceeds the S&P 500’s 6%. Our average constituent also has a dividend yield that exceeds both the S&P 500® and Russell 1000® Value Index. Thus, our Fund is both higher yielding and possesses higher dividend growth than the benchmarks. Furthermore, the average company in our Fund has reduced its diluted share count more than 1% vs. year-ago levels, which may not sound like much, but that benefit should compound over time.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Value & Income Fund - $20,028
Russell 1000® Value Index - $23,230
S&P 500® Index - $32,482
$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Davenport Value & Income Fund	Russell 1000® Value Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,954	$9,846	$10,178
Mar-2017	$11,308	$11,739	$11,926
Mar-2018	$12,515	$12,554	$13,595
Mar-2019	$12,885	$13,267	$14,886
Mar-2020	$10,698	$10,989	$13,847
Mar-2021	$16,000	$17,152	$21,650
Mar-2022	$18,277	$19,154	$25,038
Mar-2023	$16,118	$18,021	$23,103
Mar-2024	$18,501	$21,674	$30,006
Mar-2025	$20,028	$23,230	$32,482

Average Annual Total Returns

	1 Year	5 Years	10 Years
Davenport Value & Income Fund	8.25%	13.36%	7.19%
Russell 1000® Value Index	7.18%	16.15%	8.79%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$908,569,664
  Number of Portfolio Holdings43
  Advisory Fee $6,605,336
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.1%
Health Care
18.4%
Industrials
16.5%
Consumer Staples
12.2%
Energy
7.9%
Consumer Discretionary
5.8%
Technology
4.3%
Real Estate
4.2%
Utilities
3.4%
Communications
3.4%
Money Market Funds
2.3%
Materials
1.4%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	1.4%
Money Market Funds	2.3%
Communications	3.4%
Utilities	3.4%
Real Estate	4.2%
Technology	4.3%
Consumer Discretionary	5.8%
Energy	7.9%
Consumer Staples	12.2%
Industrials	16.5%
Health Care	18.4%
Financials	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chevron Corporation	3.9%
Johnson & Johnson	3.6%
Anheuser-Busch InBev S.A./N.V. - ADR	3.4%
NextEra Energy, Inc.	3.4%
Comcast Corporation - Class A	3.4%
L3Harris Technologies, Inc.	3.2%
Bristol-Myers Squibb Company	3.0%
Norfolk Southern Corporation	2.8%
Sanofi - ADR	2.8%
Oracle Corporation	2.7%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Davenport Value & Income Fund -  (DVIPX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-DVIPX

Davenport Equity Opportunities Fund

(DEOPX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Davenport Equity Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Equity Opportunities Fund	$84	0.86%

How did the Fund perform during the reporting period?

      The Davenport Equity Opportunities Fund (DEOPX) experienced a difficult close to the fiscal year. The Fund declined 4.96% in the twelve-month period ended March 31, 2025, versus the Russell Midcap® Index’s 2.59% return, and the S&P 500® Index’s 8.25% return for the same period.

      The Fund’s best performing stock for the fiscal year was Brookfield Corp (BN), which benefitted from advancing nearly 30% in the fiscal second quarter, during which the company conducted a constructive analyst day and benefitted from a supportive interest rate backdrop. Other key contributors included Live Nation Entertainment, Inc. (LYV), and Fairfax Financial Holdings Ltd (FRFHF).

      Notable detractors included Align Technology, Inc. (ALGN), with concerns surrounding tariffs and deteriorating consumer sentiment outweighed sequential improvement in case volumes. While we remain attracted to the company’s category dominance, strong balance sheet, free cash dynamics and long-term growth opportunity, we acknowledge the deteriorating consumer narrative is likely to steer this ship in the near term. Other key detractors included Enovis Corp (ENOV), and Mobileye Global, Inc. (MBLY).

      In sum, we remain committed to our bottom-up fundamental process and believe the strategy’s alignment with high-quality businesses and strong management teams will enable us to navigate the increasingly turbulent days ahead. As we write this, markets are under heavy pressure from tariff concerns. This could give way to buying opportunities that could yield future upside for our Fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Equity Opportunities Fund - $23,502
Russell Midcap® Index - $23,296
S&P 500® Index - $32,482
$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Davenport Equity Opportunities Fund	Russell Midcap® Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,293	$9,596	$10,178
Mar-2017	$9,996	$11,230	$11,926
Mar-2018	$11,345	$12,600	$13,595
Mar-2019	$12,595	$13,415	$14,886
Mar-2020	$11,446	$10,959	$13,847
Mar-2021	$19,023	$19,029	$21,650
Mar-2022	$20,333	$20,346	$25,038
Mar-2023	$18,452	$18,559	$23,103
Mar-2024	$24,727	$22,707	$30,006
Mar-2025	$23,502	$23,296	$32,482

Average Annual Total Returns

	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	-4.96%	15.48%	8.92%
Russell Midcap® Index	2.59%	16.28%	8.82%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$867,747,100
  Number of Portfolio Holdings32
  Advisory Fee $6,615,061
  Portfolio Turnover25%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 25.5%
Consumer Discretionary 25.3%
Industrials 20.9%
Materials 6.6%
Health Care 6.2%
Real Estate 5.5%
Technology 3.5%
Money Market Funds 3.0%
Consumer Staples 2.9%
Communications 1.7%
Liabilities in Excess of Other Assets -1.1%

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Communications	1.7%
Consumer Staples	2.9%
Money Market Funds	3.0%
Technology	3.5%
Real Estate	5.5%
Health Care	6.2%
Materials	6.6%
Industrials	20.9%
Consumer Discretionary	25.3%
Financials	25.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinsale Capital Group, Inc.	7.1%
Live Nation Entertainment, Inc.	6.3%
Brookfield Corporation	5.8%
O'Reilly Automotive, Inc.	4.9%
Clean Harbors, Inc.	4.5%
Fairfax Financial Holdings Ltd.	3.8%
Align Technology, Inc.	3.7%
CarMax, Inc.	3.6%
ESAB Corporation	3.6%
DraftKings, Inc. - Class A	3.6%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Davenport Equity Opportunities Fund -  (DEOPX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-DEOPX

Davenport Small Cap Focus Fund

(DSCPX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Davenport Small Cap Focus Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Small Cap Focus Fund	$81	0.87%

How did the Fund perform during the reporting period?

     The Davenport Small Cap Focus Fund (DSCPX) declined 14.27% in the twelve-month period ended March 31, 2025, trailing the benchmark S&P 500® Index, which returned 8.25% for the period. While the Russell 2000® Index is down 4.01% during the fiscal year, we continue to consider the small-cap asset class to be timely on a long-term basis. More specifically, we note that both the Russell 2000® and S&P SmallCap 600® Indices are trading at multi-year absolute and relative valuation troughs (versus the S&P 500®) despite forward earnings estimates implying an earnings growth trajectory that exceeds that of large cap indices.

     The Fund’s best performing stock that benefitted from continued strength for the fiscal year, was cruise ship spa operator OneSpaWorld Holdings Ltd (OSW), which we have trimmed modestly as the stock has “cruised” through new highs. Other key contributors included CNX Resources Corp (CNX) and SoFi Technologies, Inc. (SOFI).

     The Fund’s most notable detractor for the fiscal year was Janus International Group, Inc. (JBI), which slid as the company reported its second quarterly shortfall in a row due to project delays. While we are frustrated by the recent volatility in results, we note that the company has kept these delayed projects in its backlog and fully expect them to move ahead. Other key detractors included Enovis Corp (ENOV) and Leslie’s, Inc. (LESL).

     We feel the asset class is timely, but also believe the Fund represents a differentiated and high-quality way to access this opportunity. Though we expect ongoing uncertainty to continue to produce volatility, we feel our concentrated approach, quality focus and willingness to be contrarian will produce superior risk adjusted returns over the long term.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Small Cap Focus Fund - $23,359
Russell 2000® Index - $18,417
S&P 500® Index - $32,482
$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Davenport Small Cap Focus Fund	Russell 2000® Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$8,981	$9,024	$10,178
Mar-2017	$11,663	$11,390	$11,926
Mar-2018	$12,862	$12,733	$13,595
Mar-2019	$13,364	$12,994	$14,886
Mar-2020	$11,483	$9,877	$13,847
Mar-2021	$21,224	$19,245	$21,650
Mar-2022	$22,679	$18,131	$25,038
Mar-2023	$21,871	$16,027	$23,103
Mar-2024	$27,248	$19,186	$30,006
Mar-2025	$23,359	$18,417	$32,482

Average Annual Total Returns

	1 Year	5 Years	10 Years
Davenport Small Cap Focus Fund	-14.27%	15.26%	8.85%
Russell 2000® Index	-4.01%	13.27%	6.30%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$867,218,594
  Number of Portfolio Holdings34
  Advisory Fee $7,240,718
  Portfolio Turnover46%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.6%
Exchange-Traded Funds	2.4%
Money Market Funds	5.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
23.3%
Industrials
20.5%
Financials
12.8%
Technology
8.1%
Real Estate
7.8%
Materials
6.6%
Communications
5.1%
Money Market Funds
5.0%
Energy
4.6%
Consumer Staples
3.8%
Exchange-Traded Funds
2.4%

Value	Value
Exchange-Traded Funds	2.4%
Consumer Staples	3.8%
Energy	4.6%
Money Market Funds	5.0%
Communications	5.1%
Materials	6.6%
Real Estate	7.8%
Technology	8.1%
Financials	12.8%
Industrials	20.5%
Consumer Discretionary	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinsale Capital Group, Inc.	7.2%
Monarch Casino & Resort, Inc.	6.8%
Enovis Corporation	5.0%
ESAB Corporation	4.8%
Golden Entertainment, Inc.	4.3%
Stewart Information Services Corporation	4.2%
Generac Holdings, Inc.	4.0%
Verra Mobility Corporation	4.0%
California Resources Corporation	3.9%
NewMarket Corporation	3.9%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Davenport Small Cap Focus Fund -  (DSCPX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-DSCPX

Davenport Balanced Income Fund

(DBALX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Davenport Balanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Balanced Income Fund	$96	0.93%

How did the Fund perform during the reporting period?

      The Davenport Balanced Income Fund (DBALX) generated a 6.74% total return in the 12-month period ended March 31, 2025, compared to the 8.25% return of the S&P 500® Index, and matching the 60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government-Credit Total Return Index’s 6.73% return over the same time frame. The period could perhaps best be characterized by defense serving as the best offense. Said another way, a number of sectors that trailed in 2023 and 2024’s white-hot environment played “catch up” in the fiscal fourth quarter. Falling interest rates also helped catalyze some of those “bond proxy” sectors.

      Among the equity portion of the Fund, the best performing stock for the fiscal year was Philip Morris International, Inc. (PM), which we chipped several times into strength. Other notable contributors included Fairfax Financial Holdings Ltd (FRFHF) and Walmart, Inc. (WMT). Detractors among the equity portion included Intel Corp (INTC), Walt Disney Co. (DIS) and Alexandria Real Estate Equities, Inc. (ARE).

      The fixed income portion of DBALX served as a counterbalance to volatility. Top contributors for the period included Ridley Corp Ltd 4.8% 03/01/33, Phillip Morris International, Inc. 5.375% 02/15/33, and Boardwalk Pipeline Partners LP 4.45% 07/15/27. Top detractors included AT&T 3.875% 08/15/33, American Rare Earths Ltd 4.812% 02/13/33, and META Platforms, Inc. 05/15/33.

      While market-wide equity valuation levels don’t necessarily scream cheap, many individual constituents appear to trade at reasonable multiples. Our latest purchase, Constellation Brands, is one example; its 13x multiple sits nearly three standard deviations below its long-term average closer to 21x. Many of our pharmaceutical and insurance holdings trade at even lower multiples. As the market has begun to rotate toward these types of companies, we believe it’s a reflection of both their compressed valuations and the resiliency of their cash flows – a combination we remain attracted to heading into the (always) uncertain future.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Davenport Balanced Income Fund - $16,752
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index - $18,679
S&P 500® Index - $32,343
Bloomberg U.S. Intermediate Government/Credit Bond Index - $12,006
Russell 1000® Value Index - $23,980
Morningstar U.S. Moderate Target Allocation Index - $20,276
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
Dec-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Davenport Balanced Income Fund	60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index	S&P 500® Index	Bloomberg U.S. Intermediate Government/Credit Bond Index	Russell 1000® Value Index	Morningstar U.S. Moderate Target Allocation Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Mar-2016	$10,290	$10,206	$10,135	$10,245	$10,164	$10,161
Mar-2017	$11,175	$11,372	$11,875	$10,288	$12,117	$11,184
Mar-2018	$11,713	$11,868	$13,537	$10,324	$12,959	$12,209
Mar-2019	$12,105	$12,508	$14,822	$10,762	$13,695	$12,903
Mar-2020	$10,823	$11,563	$13,788	$11,503	$11,344	$12,513
Mar-2021	$14,410	$15,293	$21,558	$11,734	$17,706	$16,639
Mar-2022	$15,491	$16,096	$24,931	$11,252	$19,772	$17,357
Mar-2023	$14,224	$15,470	$23,004	$11,066	$18,603	$16,337
Mar-2024	$15,694	$17,501	$29,878	$11,363	$22,373	$19,062
Mar-2025	$16,752	$18,679	$32,343	$12,006	$23,980	$20,276

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2015)
Davenport Balanced Income Fund	6.74%	9.13%	5.74%
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index	6.73%	10.07%	6.99%
S&P 500® Index	8.25%	18.59%	13.53%
Bloomberg U.S. Intermediate Government/Credit Bond Index	5.65%	0.86%	2.00%
Russell 1000® Value Index	7.18%	16.15%	9.92%
Morningstar U.S. Moderate Target Allocation Index	6.37%	10.13%	7.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$245,618,780
  Number of Portfolio Holdings79
  Advisory Fee $1,761,603
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	57.5%
Corporate Bonds	26.5%
Money Market Funds	2.6%
Municipal Bonds	1.0%
U.S. Government & Agency Obligations	7.8%
U.S. Treasury Obligations	4.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 15.9%
Health Care 15.1%
Energy 11.2%
Industrials 11.0%
Consumer Staples 10.0%
U.S. Government & Agency Obligations 7.7%
Communications 5.6%
U.S. Treasury Obligations 4.6%
Technology 4.6%
Consumer Discretionary 3.8%
Utilities 3.3%
Money Market 2.6%
Real Estate 2.3%
Municipal Bonds 1.0%
Materials 0.7%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.7%
Municipal Bonds	1.0%
Real Estate	2.3%
Money Market	2.6%
Utilities	3.3%
Consumer Discretionary	3.8%
Technology	4.6%
U.S. Treasury Obligations	4.6%
Communications	5.6%
U.S. Government & Agency Obligations	7.7%
Consumer Staples	10.0%
Industrials	11.0%
Energy	11.2%
Health Care	15.1%
Financials	15.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chevron Corporation	2.2%
Meta Platforms, Inc., 4.950%, due 05/15/33	2.1%
Federal Home Loan Bank, 5.250%, due 03/20/35	2.0%
Federal Farm Credit Bank, 5.260%, due 11/14/33	2.0%
Federal Farm Credit Bank, 5.330%, due 10/17/39	2.0%
U.S. Treasury Notes, 2.750%, due 06/30/25	2.0%
Johnson & Johnson	1.9%
Anheuser-Busch InBev S.A./N.V. - ADR	1.9%
Comcast Corporation - Class A	1.9%
NextEra Energy, Inc.	1.8%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Davenport Balanced Income Fund (DBALX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Davenport Balanced Income Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

TSR-AR 033125-DBALX

Davenport Insider Buying Fund

(DBUYX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Davenport Insider Buying Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Insider Buying Fund	$97	1.01%

How did the Fund perform during the reporting period?

      The Davenport Insider Buying Fund (DBUYX) generated a -8.27% total return in the twelve-month period ended March 31, 2025, which compared to 8.25% for the S&P 500® Index over the same time period. While it surprised us that the Fund didn’t generate stronger performance, we continue to believe in the merits of investing alongside insiders who are purchasing shares of their own companies.

      The Fund’s best performing stocks were Air Products and Chemicals, Inc. (APD), Aon PLC (AON), and Mid-American Apartment Communities, Inc. (MAA). Insurance broker AON performed nicely following an earnings report that saw an acceleration in organic growth. Integration of its completed NFP acquisition should drive solid earnings growth over the next few years.

      Notable detractors for the year were Align Technology, Inc. (ALGN), Charles River Laboratories International, Inc. (CRL), and NIKE, Inc. (NKE). Companies with outsized tariff risks fared relatively poorly, such as ALGN and NKE. There was minimal company specific information that drove the declines in CRL. Instead, the Health Care sector in general (outside of companies that manufacture and sell weight-loss drugs) was weak during the first fiscal quarter due to election fears, government pressure on drug pricing, and broader market preferences.

      The Fund is diversified across sectors and market capitalization ranges, with above-average exposure to Industrials, where a very long-in-the-tooth freight recession offers opportunity for operating leverage when volumes improve. We like companies that offer a balance of both offensive and defensive attributes, especially since it’s unclear whether the immediate road ahead is more likely to be smooth or twisty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Davenport Insider Buying Fund - $10,394
Russell 1000® Value Index - $12,328
S&P 500® Index - $12,512
$15,000
$10,000
Nov-2023
Mar-2024
Mar-2025

	Davenport Insider Buying Fund	Russell 1000® Value Index	S&P 500® Index
Nov-2023	$10,000	$10,000	$10,000
Mar-2024	$11,331	$11,502	$11,558
Mar-2025	$10,394	$12,328	$12,512

Average Annual Total Returns

	1 Year	Since Inception (November 30, 2023)
Davenport Insider Buying Fund	-8.27%	2.94%
Russell 1000® Value Index	7.18%	16.98%
S&P 500® Index	8.25%	18.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$91,895,982
  Number of Portfolio Holdings40
  Advisory Fee $689,824
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.9%
Industrials
19.8%
Health Care
16.4%
Consumer Discretionary
9.7%
Materials
7.4%
Financials
7.2%
Money Market Funds
4.9%
Utilities
3.9%
Energy
3.8%
Consumer Staples
3.6%
Real Estate
1.7%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Real Estate	1.7%
Consumer Staples	3.6%
Energy	3.8%
Utilities	3.9%
Money Market Funds	4.9%
Financials	7.2%
Materials	7.4%
Consumer Discretionary	9.7%
Health Care	16.4%
Industrials	19.8%
Technology	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mastercard, Inc. - Class A	4.2%
Charles Schwab Corporation (The)	4.2%
NextEra Energy, Inc.	3.9%
ConocoPhillips	3.8%
Adobe, Inc.	3.5%
Zimmer Biomet Holdings, Inc.	3.4%
Align Technology, Inc.	3.1%
Aon plc - Class A	3.0%
NIKE, Inc. - Class B	2.9%
Becton, Dickinson and Company	2.7%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Davenport Insider Buying Fund -  (DBUYX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-DBUYX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has two audit committee financial experts serving on its audit committee. The names of the audit committee financial experts are Dr. Robert S. Harris and Elizabeth W. Robertson. Dr. Harris and Ms. Robertson are “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $133,100 and $120,750 with respect to the registrant’s fiscal years ended March 31, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $29,250 and $29,250with respect to the registrant’s fiscal years ended March 31, 2025 and 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Pursuant to the pre-approval policies and procedures, the audit committee has pre-approved certain audit, audit-related and tax services and has established, with respect to each fiscal year of the registrant, the following maximum fee levels for services covered under the pre-approval policies and procedures:

●	Services, relating to a new series or class of a series, associated with SEC registration statements, periodic reports and other documents filed by the registrant with the SEC or other documents issued by the registrant in connection with securities offerings and assistance in responding to SEC comment letters—$5,000

●	Consultations with management of the registrant, not in connection with an audit, as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB or other regulatory or standard setting bodies—$5,000

●	All tax services provided to the registrant in the aggregate—$5,000

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended March 31, 2025 and 2024, aggregate non-audit fees of $29,250 and $29,250, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Davenport Core Leaders Fund (DAVPX)

Davenport Value & Income Fund (DVIPX)

Davenport Equity Opportunities Fund (DEOPX)

Davenport Small Cap Focus Fund (DSCPX)

Davenport Balanced Income Fund (DBALX)

Davenport Insider Buying Fund (DBUYX)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

March 31, 2025

DAVENPORT CORE LEADERS FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 93.8%	Shares	Value
Communications — 13.8%
Alphabet, Inc. - Class A	154,884	$23,951,262
Electronic Arts, Inc.	124,226	17,953,141
Meta Platforms, Inc. - Class A	100,693	58,035,417
Spotify Technology S.A. (a)	46,018	25,311,281
Uber Technologies, Inc. (a)	304,066	22,154,249
		147,405,350
Consumer Discretionary — 8.7%
Amazon.com, Inc. (a)	301,467	57,357,111
Home Depot, Inc. (The)	34,304	12,572,073
TJX Companies, Inc. (The)	189,595	23,092,671
		93,021,855
Consumer Staples — 2.0%
Costco Wholesale Corporation	22,286	21,077,653

Energy — 2.2%
EOG Resources, Inc.	184,565	23,668,616

Financials — 13.2%
Aon plc - Class A	59,578	23,776,984
Berkshire Hathaway, Inc. - Class B (a)	48,057	25,594,197
Brookfield Corporation	951,791	49,883,366
Intercontinental Exchange, Inc.	149,247	25,745,108
Markel Group, Inc. (a)	8,986	16,800,315
		141,799,970
Health Care — 14.4%
Abbott Laboratories	178,474	23,674,576
Danaher Corporation	146,441	30,020,405
Intuitive Surgical, Inc. (a)	23,515	11,646,274
Novo Nordisk A/S - ADR	386,992	26,872,724
UnitedHealth Group, Inc.	73,534	38,513,433
Vertex Pharmaceuticals, Inc. (a)	48,396	23,463,349
		154,190,761
Industrials — 7.0%
Republic Services, Inc.	78,202	18,937,396
Rockwell Automation, Inc.	97,578	25,212,204
Trane Technologies plc	44,545	15,008,102
Union Pacific Corporation	66,389	15,683,737
		74,841,439
Materials — 4.6%
Martin Marietta Materials, Inc.	48,339	23,112,326
Sherwin-Williams Company (The)	75,910	26,507,013
		49,619,339

DAVENPORT CORE LEADERS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 93.8% (Continued)	Shares	Value
Technology — 27.9%
Accenture plc - Class A	47,659	$14,871,514
Adobe, Inc. (a)	78,365	30,055,328
Analog Devices, Inc.	89,316	18,012,358
Apple, Inc.	138,425	30,748,345
Broadcom, Inc.	119,509	20,009,392
Mastercard, Inc. - Class A	59,798	32,776,480
Microsoft Corporation	112,531	42,243,012
NVIDIA Corporation	407,915	44,209,828
Palo Alto Networks, Inc. (a)	102,856	17,551,348
ServiceNow, Inc. (a)	25,967	20,673,367
Visa, Inc. - Class A	77,660	27,216,724
		298,367,696

Total Common Stocks (Cost $575,179,956)		$1,003,992,679

MONEY MARKET FUNDS — 5.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.25% (b) (Cost $53,295,469)	53,295,469	$53,295,469

Total Investments at Value — 98.8% (Cost $628,475,425)		$1,057,288,148

Other Assets in Excess of Liabilities — 1.2%		12,873,909

Net Assets — 100.0%		$1,070,162,057

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 97.6%	Shares	Value
Communications — 3.4%
Comcast Corporation - Class A	827,322	$30,528,182

Consumer Discretionary — 5.8%
Genuine Parts Company	114,184	13,603,882
Lowe’s Companies, Inc.	75,071	17,508,809
McDonald’s Corporation	67,919	21,215,858
		52,328,549
Consumer Staples — 12.2%
Anheuser-Busch InBev S.A./N.V. - ADR	504,125	31,033,935
Constellation Brands, Inc. - Class A	49,185	9,026,431
Keurig Dr Pepper, Inc.	601,083	20,569,060
PepsiCo, Inc.	97,080	14,556,175
Philip Morris International, Inc.	138,372	21,963,788
Walmart, Inc.	153,128	13,443,107
		110,592,496
Energy — 7.9%
Chevron Corporation	210,481	35,211,366
Enbridge, Inc.	415,078	18,392,106
Schlumberger Ltd.	441,021	18,434,678
		72,038,150
Financials — 20.1%
Berkshire Hathaway, Inc. - Class B (a)	42,548	22,660,214
Brookfield Asset Management Ltd. - Class A	416,718	20,189,987
Brookfield Corporation	417,451	21,878,607
Citigroup, Inc.	230,835	16,386,977
Fairfax Financial Holdings Ltd.	15,651	22,650,949
Fidelity National Financial, Inc.	268,304	17,461,224
JPMorgan Chase & Company	89,614	21,982,314
Markel Group, Inc. (a)	11,438	21,384,599
Wells Fargo & Company	255,757	18,360,795
		182,955,666
Health Care — 18.4%
Becton, Dickinson and Company	85,677	19,625,174
Bristol-Myers Squibb Company	445,188	27,152,016
Elevance Health, Inc.	54,241	23,592,665
Johnson & Johnson	196,306	32,555,387
Medtronic plc	252,099	22,653,616
Merck & Company, Inc.	184,642	16,573,466
Sanofi - ADR	452,417	25,091,047
		167,243,371

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.6% (Continued)	Shares	Value
Industrials — 16.5%
FedEx Corporation	51,370	$12,522,979
Johnson Controls International plc	290,375	23,261,941
L3Harris Technologies, Inc.	137,491	28,778,241
Norfolk Southern Corporation	106,081	25,125,285
TE Connectivity plc	144,697	20,448,580
United Parcel Service, Inc. - Class B	175,884	19,345,481
Watsco, Inc.	39,678	20,168,327
		149,650,834
Materials — 1.4%
Avery Dennison Corporation	69,142	12,305,202

Real Estate — 4.2%
American Tower Corporation	89,669	19,511,975
Lamar Advertising Company - Class A	166,231	18,913,763
		38,425,738
Technology — 4.3%
HP, Inc.	548,766	15,195,331
Oracle Corporation	174,052	24,334,210
		39,529,541
Utilities — 3.4%
NextEra Energy, Inc.	435,887	30,900,029

Total Common Stocks (Cost $670,760,868)		$886,497,758

MONEY MARKET FUNDS — 2.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.25% (b) (Cost $21,249,304)	21,249,304	$21,249,304

Total Investments at Value — 99.9% (Cost $692,010,172)		$907,747,062

Other Assets in Excess of Liabilities — 0.1%		822,602

Net Assets — 100.0%		$908,569,664

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 98.1%	Shares	Value
Communications — 1.7%
Take-Two Interactive Software, Inc. (a)	71,792	$14,878,892

Consumer Discretionary — 25.3%
Caesars Entertainment, Inc. (a)	712,297	17,807,425
CarMax, Inc. (a)	402,058	31,328,359
DraftKings, Inc. - Class A (a)	931,916	30,948,930
Etsy, Inc. (a)	363,470	17,148,515
Live Nation Entertainment, Inc. (a)	417,578	54,527,335
Mobileye Global, Inc. - Class A (a)	847,700	12,202,642
O’Reilly Automotive, Inc. (a)	29,823	42,723,833
Wynn Resorts Ltd.	153,202	12,792,367
		219,479,406
Consumer Staples — 2.9%
Casey’s General Stores, Inc.	56,984	24,733,335

Financials — 25.5%
Brookfield Asset Management Ltd. - Class A	468,039	22,676,490
Brookfield Corporation	960,564	50,343,159
Fairfax Financial Holdings Ltd.	22,652	32,783,164
Fidelity National Financial, Inc.	356,894	23,226,661
Kinsale Capital Group, Inc.	126,315	61,478,774
Markel Group, Inc. (a)	16,445	30,745,736
		221,253,984
Health Care — 6.2%
Align Technology, Inc. (a)	200,553	31,859,850
Avantor, Inc. (a)	1,348,750	21,863,237
		53,723,087
Industrials — 20.9%
Clean Harbors, Inc. (a)	200,073	39,434,388
Enovis Corporation (a)	778,312	29,739,301
ESAB Corporation	267,670	31,183,555
Generac Holdings, Inc. (a)	94,415	11,957,660
Old Dominion Freight Line, Inc.	104,348	17,264,377
Watsco, Inc.	46,599	23,686,272
Xylem, Inc.	236,567	28,260,294
		181,525,847
Materials — 6.6%
Martin Marietta Materials, Inc.	61,832	29,563,734
Sherwin-Williams Company (The)	79,460	27,746,638
		57,310,372

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.1% (Continued)	Shares	Value
Real Estate — 5.5%
American Tower Corporation	105,282	$22,909,363
Lamar Advertising Company - Class A	221,240	25,172,687
		48,082,050
Technology — 3.5%
Alight, Inc. - Class A	2,481,375	14,714,554
Okta, Inc. (a)	151,090	15,897,690
		30,612,244

Total Common Stocks (Cost $622,758,471)		$851,599,217

MONEY MARKET FUNDS — 3.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.25% (b) (Cost $25,607,370)	25,607,370	$25,607,370

Total Investments at Value — 101.1% (Cost $648,365,841)		$877,206,587

Liabilities in Excess of Other Assets — (1.1%)		(9,459,487)

Net Assets — 100.0%		$867,747,100

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 92.6%	Shares	Value
Communications — 5.1%
Cable One, Inc.	69,563	$18,487,759
Liberty Latin America Ltd. - Class C (a)	2,203,996	13,686,815
Shenandoah Telecommunications Company	958,855	12,052,807
		44,227,381
Consumer Discretionary — 23.3%
Caesars Entertainment, Inc. (a)	1,100,000	27,500,000
DraftKings, Inc. - Class A (a)	379,017	12,587,155
Etsy, Inc. (a)	322,988	15,238,574
Golden Entertainment, Inc. (b)	1,414,226	37,321,424
Monarch Casino & Resort, Inc.	754,186	58,637,961
OneSpaWorld Holdings Ltd.	1,784,283	29,958,112
Six Flags Entertainment Corporation	581,497	20,741,998
		201,985,224
Consumer Staples — 3.8%
J & J Snack Foods Corporation	248,460	32,727,151

Energy — 4.6%
California Resources Corporation	777,191	34,173,088
CNX Resources Corporation (a)	174,991	5,508,717
		39,681,805
Financials — 12.8%
Atlantic Union Bankshares Corporation	395,000	12,300,300
Kinsale Capital Group, Inc.	127,799	62,201,051
Stewart Information Services Corporation	509,850	36,377,798
		110,879,149
Industrials — 20.5%
Chart Industries, Inc. (a)	94,066	13,579,368
Enovis Corporation (a)	1,124,999	42,986,212
ESAB Corporation	354,813	41,335,714
Generac Holdings, Inc. (a)	273,287	34,611,799
Hexcel Corporation	500,000	27,380,000
Kirby Corporation (a)	180,000	18,181,800
		178,074,893
Materials — 6.6%
NewMarket Corporation	59,412	33,653,927
Trex Company, Inc. (a)	411,270	23,894,787
		57,548,714
Real Estate — 7.8%
FRP Holdings, Inc. (a)	93,395	2,668,295
Janus International Group, Inc. (a)	3,151,929	22,693,889
Lamar Advertising Company - Class A	145,431	16,547,139
Outfront Media, Inc.	1,614,442	26,057,094
		67,966,417

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Technology — 8.1%
Alight, Inc. - Class A	907,155	$5,379,429
HealthEquity, Inc. (a)	231,165	20,428,051
Shift4 Payments, Inc. - Class A (a)	125,000	10,213,750
Verra Mobility Corporation (a)	1,526,354	34,358,229
		70,379,459

Total Common Stocks (Cost $758,283,803)		$803,470,193

EXCHANGE-TRADED FUNDS — 2.4%	Shares	Value
ALPS Medical Breakthroughs ETF (Cost $22,485,098)	723,402	$20,630,412

MONEY MARKET FUNDS — 5.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.25% (c) (Cost $43,346,312)	43,346,312	$43,346,312

Total Investments at Value — 100.0% (Cost $824,115,213)		$867,446,917

Liabilities in Excess of Other Assets — (0.0%) (d)		(228,323)

Net Assets — 100.0%		$867,218,594

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as the term is defined in the Investment Company Act of 1940 (Note 6).
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 57.1%	Shares	Value
Communications — 1.9%
Comcast Corporation - Class A	124,487	$4,593,570

Consumer Discretionary — 3.2%
Genuine Parts Company	17,247	2,054,808
Lowe’s Companies, Inc.	11,344	2,645,761
McDonald’s Corporation	9,828	3,069,972
		7,770,541
Consumer Staples — 7.7%
Anheuser-Busch InBev S.A./N.V. - ADR	74,741	4,601,056
Constellation Brands, Inc. - Class A	7,436	1,364,655
Kenvue, Inc.	108,000	2,589,840
Keurig Dr Pepper, Inc.	86,948	2,975,360
PepsiCo, Inc.	14,405	2,159,886
Philip Morris International, Inc.	20,915	3,319,838
Walmart, Inc.	22,890	2,009,513
		19,020,148
Energy — 5.6%
Chevron Corporation	31,803	5,320,324
Enbridge, Inc.	60,275	2,670,785
Enterprise Products Partners, L.P.	87,000	2,970,180
Schlumberger Ltd.	66,615	2,784,507
		13,745,796
Financials — 10.9%
Berkshire Hathaway, Inc. - Class B (a)	6,141	3,270,574
Brookfield Asset Management Ltd. - Class A	60,284	2,920,760
Brookfield Corporation	60,623	3,177,251
Citigroup, Inc.	33,536	2,380,721
Fairfax Financial Holdings Ltd.	2,340	3,386,571
Fidelity National Financial, Inc.	39,078	2,543,196
JPMorgan Chase & Company	13,486	3,308,116
Markel Group, Inc. (a)	1,665	3,112,900
Wells Fargo & Company	37,851	2,717,324
		26,817,413
Health Care — 10.1%
Becton, Dickinson and Company	12,941	2,964,265
Bristol-Myers Squibb Company	64,412	3,928,488
Elevance Health, Inc.	8,175	3,555,798
Johnson & Johnson	28,470	4,721,465
Medtronic plc	36,857	3,311,970
Merck & Company, Inc.	27,609	2,478,184
Sanofi - ADR	68,467	3,797,180
		24,757,350

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 57.1% (Continued)	Shares	Value
Industrials — 9.0%
FedEx Corporation	7,451	$1,816,405
Johnson Controls International plc	42,024	3,366,543
L3Harris Technologies, Inc.	20,699	4,332,508
Norfolk Southern Corporation	15,848	3,753,598
TE Connectivity plc	20,730	2,929,563
United Parcel Service, Inc. - Class B	26,017	2,861,610
Watsco, Inc.	5,866	2,981,688
		22,041,915
Materials — 0.7%
Avery Dennison Corporation	10,339	1,840,032

Real Estate — 2.3%
American Tower Corporation	13,316	2,897,562
Lamar Advertising Company - Class A	24,867	2,829,367
		5,726,929
Technology — 2.4%
HP, Inc.	81,357	2,252,775
Oracle Corporation	26,026	3,638,695
		5,891,470
Utilities — 3.3%
Brookfield Infrastructure Partners, L.P.	61,867	1,843,018
Brookfield Renewable Partners, L.P.	76,999	1,706,298
NextEra Energy, Inc.	63,059	4,470,252
		8,019,568

Total Common Stocks (Cost $109,478,000)		$140,224,732

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS — 26.4%	Par Value	Value
Communications — 3.7%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$4,990,000	$5,035,725
VeriSign, Inc., 5.250%, due 04/01/2025	3,950,000	3,950,000
		8,985,725
Consumer Discretionary — 0.6%
Lowe’s Companies, Inc., 4.400%, due 09/08/2025	1,525,000	1,524,734

Consumer Staples — 2.3%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	2,500,000	2,530,531
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	3,047,681
		5,578,212
Energy — 5.6%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,186,225
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	2,935,467
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,220,401
Occidental Petroleum Corporation, 5.550%, due 10/01/2034	3,500,000	3,413,553
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,020,980
		13,776,626
Financials — 5.0%
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	2,994,521
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,818,876
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	2,982,829
Wells Fargo & Company, 4.811%, due 01/15/2026	2,500,000	2,507,144
		12,303,370
Health Care — 5.0%
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	3,000,000	3,198,209
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,550,223
Merck & Company, Inc., 4.500%, due 05/17/2033	2,490,000	2,444,425
Zoetis, Inc., 5.400%, due 11/14/2025	2,990,000	3,001,352
		12,194,209
Industrials — 2.0%
FMC Corporation, 5.150%, due 05/18/2026	3,000,000	3,006,889
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,028,000
		5,034,889
Technology — 2.2%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,287,059
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	3,013,019
		5,300,078

Total Fixed Rate Corporate Bonds (Cost $64,428,442)		$64,697,843

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS — 1.0%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds Series, 4.800%, due 03/01/2033 (Cost $2,529,177)	$2,455,000	$2,481,633

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.7%	Par Value	Value
Federal Farm Credit Bank — 4.5%
5.260%, due 11/14/2033	$5,000,000	$4,983,971
5.550%, due 01/02/2035	1,000,000	1,003,418
5.330%, due 10/17/2039	5,000,000	4,968,430
		10,955,819
Federal Home Loan Bank — 3.2%
5.600%, due 12/27/2034	3,000,000	2,999,237
5.250%, due 03/20/2035	5,000,000	4,985,608
		7,984,845

Total U.S. Government & Agency Obligations (Cost $18,960,265)		$18,940,664

U.S. TREASURY OBLIGATIONS — 4.6%	Par Value	Value
U.S. Treasury Notes — 4.6%
2.750%, due 06/30/2025	$4,810,000	$4,792,714
4.750%, due 07/31/2025	2,000,000	2,002,813
4.875%, due 04/30/2026	2,500,000	2,521,230
3.875%, due 08/15/2033	2,000,000	1,955,547
Total U.S. Treasury Obligations (Cost $11,179,073)		$11,272,304

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.25% (b) (Cost $6,440,713)	6,440,713	$6,440,713

Total Investments at Value — 99.4% (Cost $213,015,670)		$244,057,889

Other Assets in Excess of Liabilities — 0.6%		1,560,891

Net Assets — 100.0%		$245,618,780

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 95.4%	Shares	Value
Consumer Discretionary — 9.7%
Genuine Parts Company	21,000	$2,501,940
LKQ Corporation	38,000	1,616,520
NIKE, Inc. - Class B	41,500	2,634,420
Wynn Resorts Ltd.	26,000	2,171,000
		8,923,880
Consumer Staples — 3.6%
Darling Ingredients, Inc. (a)	53,000	1,655,720
Kenvue, Inc.	70,000	1,678,600
		3,334,320
Energy — 3.8%
ConocoPhillips	33,000	3,465,660

Financials — 7.2%
Aon plc - Class A	7,000	2,793,630
Charles Schwab Corporation (The)	49,000	3,835,720
		6,629,350
Health Care — 16.4%
Align Technology, Inc. (a)	18,000	2,859,480
Becton, Dickinson and Company	11,000	2,519,660
Bristol-Myers Squibb Company	35,000	2,134,650
Johnson & Johnson	12,000	1,990,080
UnitedHealth Group, Inc.	4,500	2,356,875
Zimmer Biomet Holdings, Inc.	28,000	3,169,040
		15,029,785
Industrials — 19.8%
Amphenol Corporation - Class A	29,000	1,902,110
Chart Industries, Inc. (a)	11,500	1,660,140
Clean Harbors, Inc. (a)	10,000	1,971,000
Eaton Corporation plc	6,200	1,685,346
Emerson Electric Company	19,500	2,137,980
FedEx Corporation	9,000	2,194,020
Hexcel Corporation	35,000	1,916,600
Keysight Technologies, Inc. (a)	16,000	2,396,320
Norfolk Southern Corporation	10,000	2,368,500
		18,232,016
Materials — 7.4%
Corteva, Inc.	32,000	2,013,760
Dow, Inc.	30,000	1,047,600
Eagle Materials, Inc.	7,500	1,664,475
Martin Marietta Materials, Inc.	4,300	2,055,959
		6,781,794

DAVENPORT INSIDER BUYING FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.4% (Continued)	Shares	Value
Real Estate — 1.7%
Mid-America Apartment Communities, Inc.	9,500	$1,592,010

Technology — 21.9%
Adobe, Inc. (a)	8,500	3,260,005
Booz Allen Hamilton Holding Corporation	13,500	1,411,830
CDW Corporation	11,000	1,762,860
Leidos Holdings, Inc.	12,500	1,686,750
Marvell Technology, Inc.	28,000	1,723,960
Mastercard, Inc. - Class A	7,000	3,836,840
MSCI, Inc.	3,870	2,188,485
TransUnion	24,000	1,991,760
Zebra Technologies Corporation - Class A (a)	8,000	2,260,480
		20,122,970
Utilities — 3.9%
NextEra Energy, Inc.	50,000	3,544,500

Total Common Stocks (Cost $87,173,064)		$87,656,285

MONEY MARKET FUNDS — 4.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.25% (b) (Cost $4,511,861)	4,511,861	$4,511,861

Total Investments at Value — 100.3% (Cost $91,684,925)		$92,168,146

Liabilities in Excess of Other Assets — (0.3%)		(272,164)

Net Assets — 100.0%		$91,895,982

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
ASSETS
Investments in unaffiliated securities:
At cost	$628,475,425	$692,010,172	$648,365,841
At value (Note 2)	$1,057,288,148	$907,747,062	$877,206,587
Cash	12,910,476	—	—
Receivable for capital shares sold	321,977	320,804	104,480
Dividends receivable	575,740	1,357,691	105,017
Tax reclaims receivable	98,361	—	—
Other assets	17,853	16,614	16,497
TOTAL ASSETS	1,071,212,555	909,442,171	877,432,581

LIABILITIES
Payable for capital shares redeemed	250,320	206,776	336,333
Payable for investment securities purchased	—	—	8,708,207
Accrued management fees (Note 4)	695,141	578,118	556,693
Payable to administrator (Note 4)	78,000	68,940	69,800
Other accrued expenses	27,037	18,673	14,448
TOTAL LIABILITIES	1,050,498	872,507	9,685,481

NET ASSETS	$1,070,162,057	$908,569,664	$867,747,100

Net assets consist of:
Paid-in capital	$619,104,463	$685,325,529	$630,206,854
Distributable earnings	451,057,594	223,244,135	237,540,246
Net assets	$1,070,162,057	$908,569,664	$867,747,100

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	30,733,499	47,562,996	36,640,429

Net asset value, offering price and redemption price per share (Note 2)	$34.82	$19.10	$23.68

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

March 31, 2025

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
ASSETS
Investments in unaffiliated securities, at cost	$781,260,314	$213,015,670	$91,684,925
Investments in affiliated securities, at cost	42,854,899	—	—
Total investments, at cost	$824,115,213	$213,015,670	$91,684,925
Investments in unaffiliated securities, at value (Note 2)	$830,125,493	$244,057,889	$92,168,146
Investments in affiliated securities, at value (Notes 2 & 6)	37,321,424	—	—
Total investments, at value	867,446,917	244,057,889	92,168,146
Receivable for capital shares sold	262,504	69,060	8,405
Dividends and interest receivable	822,520	1,673,442	79,080
Tax reclaims receivable	281	—	—
Other assets	15,544	11,677	11,679
TOTAL ASSETS	868,547,766	245,812,068	92,267,310

LIABILITIES
Payable for capital shares redeemed	668,892	4,250	150,703
Payable for investment securities purchased	—	—	143,595
Accrued management fees (Note 4)	570,703	155,860	59,224
Payable to administrator (Note 4)	71,950	24,320	10,110
Other accrued expenses	17,627	8,858	7,696
TOTAL LIABILITIES	1,329,172	193,288	371,328

NET ASSETS	$867,218,594	$245,618,780	$91,895,982

Net assets consist of:
Paid-in capital	$862,262,468	$212,722,830	$93,289,994
Distributable earnings (accumulated deficit)	4,956,126	32,895,950	(1,394,012)
Net assets	$867,218,594	$245,618,780	$91,895,982

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	54,360,725	18,516,605	8,937,102

Net asset value, offering price and redemption price per share (Note 2)	$15.95	$13.26	$10.28

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended March 31, 2025

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$10,211,545	$23,375,590	$8,172,980
Foreign withholding taxes on dividends (net reclaims received)	(109,248)	(506,154)	(210,975)
TOTAL INVESTMENT INCOME	10,102,297	22,869,436	7,962,005

EXPENSES
Management fees (Note 4)	7,927,682	6,605,336	6,615,061
Administration fees (Note 4)	857,006	766,790	792,189
Registration and filing fees	45,245	37,259	34,748
Custodian and bank service fees	58,592	49,249	49,392
Postage and supplies	29,419	29,838	32,479
Trustees’ fees and expenses (Note 4)	28,603	28,603	28,603
Compliance service fees (Note 4)	37,077	31,678	31,648
Audit and tax services fees	16,932	16,932	16,932
Insurance expense	13,397	12,013	12,394
Legal fees	7,718	7,488	7,488
Shareholder reporting expenses	5,863	5,954	6,052
Other expenses	10,980	12,519	11,760
TOTAL EXPENSES	9,038,514	7,603,659	7,638,746

NET INVESTMENT INCOME	1,063,783	15,265,777	323,259

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	52,508,653	45,586,133	21,379,402
Foreign currency transactions	—	(2,046)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	3,010,038	8,771,136	(65,918,847)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	55,518,691	54,355,223	(44,539,445)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$56,582,474	$69,621,000	$(44,216,186)

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2025

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$14,031,128	$4,159,683	$1,651,210
Dividends from affiliated investments (Note 6)	1,004,158	—	—
Foreign withholding taxes on dividends (net reclaims received)	(185,820)	(100,195)	—
Interest	—	4,359,259	—
TOTAL INVESTMENT INCOME	14,849,466	8,418,747	1,651,210

EXPENSES
Management fees (Note 4)	7,240,718	1,761,603	689,824
Administration fees (Note 4)	867,867	267,223	112,677
Registration and filing fees	71,085	31,463	36,627
Custodian and bank service fees	56,645	14,529	9,106
Postage and supplies	80,120	10,164	6,214
Trustees’ fees and expenses (Note 4)	28,603	28,603	24,603
Compliance service fees (Note 4)	34,703	11,084	6,482
Audit and tax services fees	16,932	18,432	16,932
Insurance expense	14,165	3,882	1,861
Legal fees	7,488	7,488	10,056
Shareholder reporting expenses	6,421	5,192	4,172
Other expenses	12,743	17,966	12,205
TOTAL EXPENSES	8,437,490	2,177,629	930,759

NET INVESTMENT INCOME	6,411,976	6,241,118	720,451

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	(38,076,103)	8,051,125	(1,883,286)
Foreign currency transactions	—	(297)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(106,966,284)	1,033,859	(6,418,551)
Net change in unrealized appreciation (depreciation) on affiliated investments (Note 6)	(5,533,475)	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(150,575,862)	9,084,687	(8,301,837)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(144,163,886)	$15,325,805	$(7,581,386)

See accompanying notes to financial statements.

DAVENPORT CORE LEADERS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$1,063,783	$2,790,976
Net realized gains from investment transactions	52,508,653	53,592,737
Net change in unrealized appreciation (depreciation) on investments	3,010,038	206,587,913
Net increase in net assets from operations	56,582,474	262,971,626

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(57,569,579)	(52,585,924)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	102,118,223	74,132,286
Net asset value of shares issued in reinvestment of distributions to shareholders	52,958,493	48,682,171
Payments for shares redeemed	(69,124,506)	(64,821,183)
Net increase in net assets from capital share transactions	85,952,210	57,993,274

TOTAL INCREASE IN NET ASSETS	84,965,105	268,378,976

NET ASSETS
Beginning of year	985,196,952	716,817,976
End of year	$1,070,162,057	$985,196,952

CAPITAL SHARE ACTIVITY
Shares sold	2,835,428	2,429,095
Shares reinvested	1,462,833	1,647,862
Shares redeemed	(1,926,990)	(2,149,294)
Net increase in shares outstanding	2,371,271	1,927,663
Shares outstanding at beginning of year	28,362,228	26,434,565
Shares outstanding at end of year	30,733,499	28,362,228

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$15,265,777	$13,045,577
Net realized gains (losses) from:
Investments	45,586,133	36,498,496
Foreign currency transactions	(2,046)	2,146
Net change in unrealized appreciation (depreciation) on investments	8,771,136	63,256,914
Net increase in net assets from operations	69,621,000	112,803,133

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(70,223,149)	(13,278,633)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	60,585,839	43,382,234
Net asset value of shares issued in reinvestment of distributions to shareholders	64,215,534	11,840,065
Payments for shares redeemed	(79,583,275)	(94,722,701)
Net increase (decrease) in net assets from capital share transactions	45,218,098	(39,500,402)

TOTAL INCREASE IN NET ASSETS	44,615,949	60,024,098

NET ASSETS
Beginning of year	863,953,715	803,929,617
End of year	$908,569,664	$863,953,715

CAPITAL SHARE ACTIVITY
Shares sold	3,147,402	2,493,356
Shares reinvested	3,350,749	666,033
Shares redeemed	(4,142,106)	(5,459,707)
Net increase (decrease) in shares outstanding	2,356,045	(2,300,318)
Shares outstanding at beginning of year	45,206,951	47,507,269
Shares outstanding at end of year	47,562,996	45,206,951

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$323,259	$1,871,080
Net realized gains from investment transactions	21,379,402	3,583,484
Net change in unrealized appreciation (depreciation) on investments	(65,918,847)	219,661,532
Net increase (decrease) in net assets from operations	(44,216,186)	225,116,096

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(842,488)	(37,152,062)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	79,622,482	74,922,250
Net asset value of shares issued in reinvestment of distributions to shareholders	771,373	35,103,341
Payments for shares redeemed	(65,244,095)	(54,199,095)
Net increase in net assets from capital share transactions	15,149,760	55,826,496

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,908,914)	243,790,530

NET ASSETS
Beginning of year	897,656,014	653,865,484
End of year	$867,747,100	$897,656,014

CAPITAL SHARE ACTIVITY
Shares sold	3,320,632	3,507,025
Shares reinvested	34,268	1,686,051
Shares redeemed	(2,709,385)	(2,550,382)
Net increase in shares outstanding	645,515	2,642,694
Shares outstanding at beginning of year	35,994,914	33,352,220
Shares outstanding at end of year	36,640,429	35,994,914

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$6,411,976	$5,019,167
Net realized gains (losses) from investment transactions	(38,076,103)	26,575,598
Net change in unrealized appreciation (depreciation) on investments	(112,499,759)	140,358,482
Net increase (decrease) in net assets from operations	(144,163,886)	171,953,247

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(24,726,213)	(29,129,523)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	193,852,044	318,128,012
Net asset value of shares issued in reinvestment of distributions to shareholders	23,386,644	27,543,724
Payments for shares redeemed	(189,269,458)	(68,515,961)
Net increase in net assets from capital share transactions	27,969,230	277,155,775

TOTAL INCREASE (DECREASE) IN NET ASSETS	(140,920,869)	419,979,499

NET ASSETS
Beginning of year	1,008,139,463	588,159,964
End of year	$867,218,594	$1,008,139,463

CAPITAL SHARE ACTIVITY
Shares sold	11,045,732	18,489,577
Shares reinvested	1,391,536	1,676,487
Shares redeemed	(10,821,936)	(4,103,496)
Net increase in shares outstanding	1,615,332	16,062,568
Shares outstanding at beginning of year	52,745,393	36,682,825
Shares outstanding at end of year	54,360,725	52,745,393

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$6,241,118	$5,316,915
Net realized gains (losses) from:
Investments	8,051,125	680,044
Foreign currency transactions	(297)	289
Net change in unrealized appreciation (depreciation) on investments	1,033,859	15,606,852
Net increase in net assets from operations	15,325,805	21,604,100

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(8,793,704)	(5,189,358)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,043,151	19,677,555
Net asset value of shares issued in reinvestment of distributions to shareholders	7,973,560	4,688,217
Payments for shares redeemed	(21,993,246)	(31,364,831)
Net increase (decrease) in net assets from capital share transactions	11,023,465	(6,999,059)

TOTAL INCREASE IN NET ASSETS	17,555,566	9,415,683

NET ASSETS
Beginning of year	228,063,214	218,647,531
End of year	$245,618,780	$228,063,214

CAPITAL SHARE ACTIVITY
Shares sold	1,897,482	1,618,082
Shares reinvested	601,621	380,685
Shares redeemed	(1,676,094)	(2,580,435)
Net increase (decrease) in shares outstanding	823,009	(581,668)
Shares outstanding at beginning of year	17,693,596	18,275,264
Shares outstanding at end of year	18,516,605	17,693,596

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Period Ended March 31, 2024(a)
FROM OPERATIONS
Net investment income	$720,451	$194,374
Net realized gains (losses) from investment transactions	(1,883,286)	34,861
Net change in unrealized appreciation (depreciation) on investments	(6,418,551)	6,901,772
Net increase (decrease) in net assets from operations	(7,581,386)	7,131,007

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(760,550)	(183,083)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,673,152	74,099,997
Net asset value of shares issued in reinvestment of distributions to shareholders	736,202	177,323
Payments for shares redeemed	(9,725,210)	(1,671,470)
Net increase in net assets from capital share transactions	20,684,144	72,605,850

TOTAL INCREASE IN NET ASSETS	12,342,208	79,553,774

NET ASSETS
Beginning of period	79,553,774	—
End of period	$91,895,982	$79,553,774

CAPITAL SHARE ACTIVITY
Shares sold	2,724,907	7,175,696
Shares reinvested	68,904	16,298
Shares redeemed	(894,449)	(154,254)
Net increase in shares outstanding	1,899,362	7,037,740
Shares outstanding at beginning of period	7,037,740	—
Shares outstanding at end of period	8,937,102	7,037,740

(a)	Represents the period from the commencement of operations (November 30, 2023) through March 31, 2024.

See accompanying notes to financial statements.

DAVENPORT CORE LEADERS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021
Net asset value at beginning of year	$34.74	$27.12	$32.09	$31.48		$21.48

Income (loss) from investment operations:
Net investment income	0.03	0.10	0.18	0.01		0.05
Net realized and unrealized gains (losses) on investments	2.04	9.48	(3.88)	3.38		10.27
Total from investment operations	2.07	9.58	(3.70)	3.39		10.32

Less distributions from:
Net investment income	(0.04)	(0.10)	(0.18)	(0.00	)(a)	(0.07)
Net realized gains	(1.95)	(1.86)	(1.09)	(2.78)		(0.25)
Total distributions	(1.99)	(1.96)	(1.27)	(2.78)		(0.32)

Net asset value at end of year	$34.82	$34.74	$27.12	$32.09		$31.48

Total return (b)	5.81%	36.76%	(11.37)%	10.89%		48.20%

Net assets at end of year (000’s)	$1,070,162	$985,197	$716,818	$845,650		$756,050

Ratio of total expenses to average net assets	0.85%	0.87%	0.87%	0.86%		0.87%

Ratio of net investment income to average net assets	0.10%	0.34%	0.66%	0.04%		0.17%

Portfolio turnover rate	17%	22%	19%	20%		30%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value at beginning of year	$19.11	$16.92	$20.29	$18.58	$13.04

Income (loss) from investment operations:
Net investment income	0.33	0.28	0.35	0.29	0.28
Net realized and unrealized gains (losses) on investments and foreign currencies	1.21	2.20	(2.75)	2.32	5.98
Total from investment operations	1.54	2.48	(2.40)	2.61	6.26

Less distributions from:
Net investment income	(0.33)	(0.29)	(0.35)	(0.30)	(0.27)
Net realized gains	(1.22)	—	(0.62)	(0.60)	(0.45)
Total distributions	(1.55)	(0.29)	(0.97)	(0.90)	(0.72)

Net asset value at end of year	$19.10	$19.11	$16.92	$20.29	$18.58

Total return (a)	8.25%	14.78%	(11.81)%	14.24%	49.55%

Net assets at end of year (000’s)	$908,570	$863,954	$803,930	$920,055	$789,652

Ratio of total expenses to average net assets	0.86%	0.87%	0.87%	0.86%	0.87%

Ratio of net investment income to average net assets	1.73%	1.61%	2.00%	1.46%	1.78%

Portfolio turnover rate	24%	37%	21%	20%	34%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES

FUND FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value at beginning of year	$24.94	$19.60	$23.54	$24.54	$16.56

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.05	0.08	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	(1.25)	6.38	(2.39)	1.80	10.42
Total from investment operations	(1.24)	6.43	(2.31)	1.75	10.39

Less distributions from:
Net investment income	(0.02)	(0.06)	(0.06)	—	—
Net realized gains	—	(1.03)	(1.57)	(2.75)	(2.41)
Total distributions	(0.02)	(1.09)	(1.63)	(2.75)	(2.41)

Net asset value at end of year	$23.68	$24.94	$19.60	$23.54	$24.54

Total return (a)	(4.96)%	34.01%	(9.25)%	6.89%	66.20%

Net assets at end of year (000’s)	$867,747	$897,656	$653,865	$741,496	$659,114

Ratio of total expenses to average net assets	0.86%	0.87%	0.88%	0.87%	0.88%

Ratio of net investment income (loss) to average net assets	0.04%	0.25%	0.40%	(0.20)%	(0.13)%

Portfolio turnover rate	25%	24%	26%	22%	31%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value at beginning of year	$19.11	$16.03	$17.85	$19.37	$11.14

Income (loss) from investment operations:
Net investment income (a)	0.12	0.11	0.15	0.11	0.04
Net realized and unrealized gains (losses) on investments	(2.83)	3.71	(0.90)	1.20	9.28
Total from investment operations	(2.71)	3.82	(0.75)	1.31	9.32

Less distributions from:
Net investment income	(0.11)	(0.12)	(0.13)	(0.13)	(0.20)
Net realized gains	(0.34)	(0.62)	(0.94)	(2.70)	(0.89)
Total distributions	(0.45)	(0.74)	(1.07)	(2.83)	(1.09)

Net asset value at end of year	$15.95	$19.11	$16.03	$17.85	$19.37

Total return (b)	(14.27)%	24.59%	(3.56)%	6.85%	84.84%

Net assets at end of year (000’s)	$867,219	$1,008,139	$588,160	$587,568	$491,256

Ratio of total expenses to average net assets (c)	0.87%	0.88%	0.89%	0.88%	0.91%

Ratio of net investment income to average net assets (c)	0.66%	0.71%	0.99%	0.49%	0.12%

Portfolio turnover rate	46%	28%	36%	44%	54%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value at beginning of year	$12.89	$11.96	$13.61	$12.85	$9.84

Income (loss) from investment operations:
Net investment income (a)	0.35	0.30	0.23	0.19	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	0.51	0.92	(1.35)	0.77	3.04
Total from investment operations	0.86	1.22	(1.12)	0.96	3.24

Less distributions from:
Net investment income	(0.34)	(0.29)	(0.22)	(0.18)	(0.23)
Net realized gains	(0.15)	—	(0.31)	(0.02)	—
Return of capital	—	—	—	—	—
Total distributions	(0.49)	(0.29)	(0.53)	(0.20)	(0.23)

Net asset value at end of year	$13.26	$12.89	$11.96	$13.61	$12.85

Total return (b)	6.74%	10.33%	(8.18)%	7.50%	33.14%

Net assets at end of year (000’s)	$245,619	$228,063	$218,648	$236,259	$193,186

Ratio of total expenses to average net assets (c)	0.93%	0.93%	0.93%	0.92%	0.93%

Ratio of net investment income to average net assets (c)	2.65%	2.42%	1.88%	1.42%	1.73%

Portfolio turnover rate	24%	45%	24%	23%	29%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests, if any.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests, if any.

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Year Ended March 31, 2025	Period Ended March 31, 2024(a)
Net asset value at beginning of period	$11.30	$10.00

Income from investment operations:
Net investment income (b)	0.09	0.03
Net realized and unrealized gains (losses) on investments	(0.99)	1.30
Total from investment operations	(0.90)	1.33

Less distributions from:
Net investment income	(0.08)	(0.03)
Net realized gains	(0.04)	—
Total distributions	(0.12)	(0.03)

Net asset value at end of period	$10.28	$11.30

Total return (c)	(8.27)%	13.31	%(d)

Net assets at end of period (000’s)	$91,896	$79,554

Ratio of total expenses to average net assets (e)	1.01%	1.09	%(f)

Ratio of net investment income to average net assets (e)	0.78%	1.00	%(f)

Portfolio turnover rate	67%	2	%(d)

(a)	Represents the period from the commencement of operations (November 30, 2023) through March 31, 2024.
(b)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by theunderlying investment companies, if any, in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate shareof expenses of the underlying investment companies, if any, in which the Fund invests.
(f)	Annualized.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1. Organization

Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not incorporated in this report.

Davenport Core Leaders Fund’s investment objective is long-term growth of capital.

Davenport Value & Income Fund’s investment objective is to achieve long-term growth while generating current income through dividend payments on portfolio securities.

Davenport Equity Opportunities Fund’s investment objective is long-term capital appreciation.

Davenport Small Cap Focus Fund’s investment objective is long-term capital appreciation.

Davenport Balanced Income Fund’s investment objective is current income and an opportunity for long-term growth.

Davenport Insider Buying Fund’s investment objective is long-term growth of capital.

Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund are each classified as a diversified fund. Davenport Equity Opportunities Fund is classified as a non-diversified fund.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU-2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Davenport & Company LLC (the “Adviser”) of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments had a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and ETFs if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds, municipal bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings,

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2025, by security type:

Davenport Core Leaders Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,003,992,679	$—	$—	$1,003,992,679
Money Market Funds	53,295,469	—	—	53,295,469
Total	$1,057,288,148	$—	$—	$1,057,288,148

Davenport Value & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$886,497,758	$—	$—	$886,497,758
Money Market Funds	21,249,304	—	—	21,249,304
Total	$907,747,062	$—	$—	$907,747,062

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Davenport Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$851,599,217	$—	$—	$851,599,217
Money Market Funds	25,607,370	—	—	25,607,370
Total	$877,206,587	$—	$—	$877,206,587

Davenport Small Cap Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$803,470,193	$—	$—	$803,470,193
Exchange-Traded Funds	20,630,412	—	—	20,630,412
Money Market Funds	43,346,312	—	—	43,346,312
Total	$867,446,917	$—	$—	$867,446,917

Davenport Balanced Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$140,224,732	$—	$—	$140,224,732
Fixed Rate Corporate Bonds	—	64,697,843	—	64,697,843
Municipal Bonds	—	2,481,633	—	2,481,633
U.S. Government & Agency Obligations	—	18,940,664	—	18,940,664
U.S. Treasury Obligations	—	11,272,304	—	11,272,304
Money Market Funds	6,440,713	—	—	6,440,713
Total	$146,665,445	$97,392,444	$—	$244,057,889

Davenport Insider Buying Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$87,656,285	$—	$—	$87,656,285
Money Market Funds	4,511,861	—	—	4,511,861
Total	$92,168,146	$—	$—	$92,168,146

Refer to each Fund’s Schedule of Investments for a listing of the securities by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the year ended March 31, 2025.

Foreign currency translation — Investment securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash — Each Fund’s cash position, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the amount covered by federal deposit insurance. The Funds maintain these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities are amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. These amounts are recorded once the issuers provide information about the actual classification of the distributions. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund; and declared and paid semi-annually to shareholders of Davenport Equity Opportunities Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the years/period ended March 31, 2025 and 2024 was as follows:

	Year/Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Davenport Core Leaders Fund	03/31/25	$1,309,623	$56,259,956	$57,569,579
	03/31/24	$2,775,090	$49,810,834	$52,585,924
Davenport Value & Income Fund	03/31/25	$15,263,731	$54,959,418	$70,223,149
	03/31/24	$13,047,723	$230,910	$13,278,633
Davenport Equity Opportunities Fund	03/31/25	$842,488	$—	$842,488
	03/31/24	$2,126,237	$35,025,825	$37,152,062
Davenport Small Cap Focus Fund	03/31/25	$12,316,389	$12,409,824	$24,726,213
	03/31/24	$5,878,538	$23,250,985	$29,129,523
Davenport Balanced Income Fund	03/31/25	$5,997,369	$2,796,335	$8,793,704
	03/31/24	$5,189,358	$—	$5,189,358
Davenport Insider Buying Fund	03/31/25	$760,550	$—	$760,550
	03/31/24	$183,083	$—	$183,083

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of March 31, 2025:

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Cost of investments	$628,517,311	$692,072,773	$648,365,841
Gross unrealized appreciation	$440,976,912	$236,405,638	$301,289,254
Gross unrealized depreciation	(12,206,075)	(20,731,349)	(72,448,508)
Net unrealized appreciation	428,770,837	215,674,289	228,840,746
Undistributed ordinary income	2,581,397	—	6,779,891
Undistributed long-term gains	19,705,360	7,569,846	1,919,609
Distributable earnings	$451,057,594	$223,244,135	$237,540,246

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
Cost of investments	$828,179,108	$212,305,538	$91,719,572
Gross unrealized appreciation	$145,113,988	$35,412,286	$7,542,255
Gross unrealized depreciation	(105,846,179)	(3,659,935)	(7,093,681)
Net unrealized appreciation	39,267,809	31,752,351	448,574
Undistributed ordinary income	232,481	—	6,053
Undistributed long-term gains	—	1,143,599	—
Accumulated capital and other losses	(34,544,164)	—	(1,848,639)
Distributable earnings (accumulated deficit)	$4,956,126	$32,895,950	$(1,394,012)

The difference between the federal income tax cost of investments and the financial statement cost of investments for Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on partnerships.

As of March 31, 2025, Davenport Small Cap Focus Fund had short-term capital loss carryforwards (“CLCFs”) of $24,859,011 and long-term CLCFs of $9,685,153 and Davenport Insider Buying Fund had short-term CLCFs of $1,848,639 for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

During the year ended March 31, 2025, Davenport Balanced Income Fund utilized short-term and long-term CLCFs against current year gains in the amounts of $2,631,190 and $1,623,503, respectively.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended March 31, 2025, the following reclassifications were made as a result of permanent differences between financial statements and income tax reporting requirements:

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Paid-in capital	$—	$—	$—
Distributable earnings (accumulated deficit)	$—	$—	$—

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
Paid-in capital	$—	$(426)	$—
Distributable earnings (accumulated deficit)	$—	$426	$—

Such reclassifications have no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for each Fund for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended March 31, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended March 31, 2025:

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Purchases of investment securities	$177,187,635	$208,942,424	$230,138,455
Proceeds from sales of investment securities	$184,935,155	$224,149,936	$212,479,228

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
Purchases of investment securities	$452,941,577	$38,572,834	$78.628,747
Proceeds from sales of investment securities	$427,399,638	$46,816,129	$59,881,527

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

During the year ended March 31, 2025, cost of purchases and proceeds from sales of long-term U.S. government securities for Davenport Balanced Income Fund were $21,454,336 and $8,488,496, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets. Certain officers and a Trustee of the Trust are also officers of the Adviser.

For the Davenport Insider Buying Fund, pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Advisor has agreed, until August 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage costs, taxes, interest, costs to organize the Fund, and extraordinary expenses) to an amount not exceeding 1.25% of the Fund’s average daily net assets.

Under the terms of the ELA, management fee reductions and/or expenses reimbursed by the Advisor are subject to recoupment by the Fund for a period of 3 years from the date such fees and expenses were reduced or reimbursed, provided that the recoupments do not cause total operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.

For the year ended March 31, 2025 the Adviser did not reduce its management fees.

A significant portion of the Funds’ investment trades are executed through an affiliated broker-dealer of the Adviser. No commissions are paid by the Funds to the Adviser or the affiliate for these trades.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Effective July 1, 2024, under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus. Prior to July 1, 2024, Ultimus provided the Chief Compliance Officer and Anti-Money Laundering Officer and compliance services to the Funds.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust paid its share of such fees.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of March 31, 2025, Davenport Core Leaders Fund had 27.9% of the value of its net assets invested in common stocks within the Technology sector and Davenport Equity Opportunities Fund had 25.3% and 25.5% of the value of its net assets invested in common stocks within the Consumer Discretionary and Financials sectors, respectively.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of the company. The industry and percentage of net assets for these holdings can be found on the Davenport Small Cap Focus Fund’s Schedule of Investments. Further information on these holdings for the year ended March 31, 2025 appears below:

Golden Entertainment, Inc.
Percentage of Outstanding Voting Shares Owned	5.33%
Shares at Beginning of Year	—
Shares Purchased During the Year	1,414,226
Shares at End of Year	1,414,226
Market Value at Beginning of Year	$—
Cost of Purchases During the Year	42,854,899
Change in Unrealized Appreciation (Depreciation)	(5,533,475)
Market Value at End of Year	$37,321,424
Dividend Income Earned During the Year	$1,004,158

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE DAVENPORT FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of The Davenport Funds and

Board of Trustees of Williamsburg Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Davenport Funds, comprising the funds listed below (the “Funds”), each a series of Williamsburg Investment Trust, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, and Davenport Balanced Income Fund	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024, 2023, 2022, and 2021
Davenport Insider Buying Fund	For the year ended March 31, 2025	For the year ended March 31, 2025 and the period from November 30, 2023 (commencement of operations) through March 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

THE DAVENPORT FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 23, 2025

THE DAVENPORT FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on November 12, 2024 the Board of Trustees, including a majority of the Independent Trustees, approved the continuance of the Investment Advisory Agreements with the Adviser on behalf of the Davenport Core Leaders Fund, the Davenport Value & Income Fund, the Davenport Equity Opportunities Fund, the Davenport Small Cap Focus Fund, and the Davenport Balanced Income Fund (individually, a “Fund,” collectively, the “Funds”) for an additional one-year period. Below is a discussion of the factors considered by the Board of Trustees along with the conclusions with respect thereto that formed the basis for the Board’s approval of the continuation of the Investment Advisory Agreements.

Prior to the Board meeting, the Adviser provided materials in response to a request from counsel to the Independent Trustees for various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreements with respect to each Fund. In approving the continuance of the Investment Advisory Agreements, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were the nature, extent and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. During a meeting of the Governance, Nomination, Compensation and Qualified Legal Compliance Committee held prior to the Board meeting, the Independent Trustees met with experienced independent legal counsel, outside the presence of representatives of the Adviser, to review a memorandum from counsel describing the legal standards to be applied in their considerations, as well as the proposal to renew the Investment Advisory Agreements.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the continuance of the Investment Advisory Agreements. Rather the Independent Trustees concluded, after weighing and balancing the factors described below, that it was in the best interests of each Fund and its respective shareholders to continue the Investment Advisory Agreements, in their present form, for an additional one-year period.

Nature, Extent and Quality of Services

The Independent Trustees’ evaluation of the nature, extent and quality of the Adviser’s services took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the twelve-month period ended September 30, 2024, including the Adviser’s views on the overall conditions of the economy, the factors that may have influenced market sentiment, and specific stock selections. The Independent Trustees took into consideration

THE DAVENPORT FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

that for the past two years, the domestic equity market has been largely impacted by the performance of a small number of large cap technology stocks that are tied to the promise of artificial intelligence and the efforts of the Adviser to take advantage of opportunities to purchase stocks with more favorable risk/reward profiles than the technology stocks that are dominating the market. The Independent Trustees also considered the education and experience of the Funds’ portfolio managers, the quality of the Adviser’s administrative and compliance services, the business reputation of the Adviser, and the Adviser’s financial resources.

Investment Performance

The Independent Trustees considered the performance of each Fund for the 1-year, 3-year, 5-year, and 10-year periods ended September 30, 2024 (or the since inception period with respect to the Davenport Balanced Income Fund and the Davenport Small Cap Focus Fund), as compared to each Fund’s benchmark index. The Board noted that (i) each of the Davenport Core Leaders Fund, Davenport Value & Income Fund, and Davenport Balanced Income Fund underperformed its respective benchmark (i.e., the S&P 500® Index for the Davenport Core Leaders Fund, the Russell 1000® Value Index for the Davenport Value & Income Fund, and the blended 60% Russell 1000 Value® Index/40% Bloomberg U.S. Intermediate Government/Credit Bond Index for the Davenport Balanced Income Fund) for each of the aforementioned periods; (ii) the Davenport Equity Opportunities Fund underperformed the Russell Midcap® Index for the 1-year and 3-year periods, but outperformed the Russell Midcap® Index for the 5-year and 10-year periods; (iii) the Davenport Small Cap Focus Fund underperformed the Russell 2000® Index for the 1-year period, but outperformed the Russell 2000® Index for the 3-year, 5-year and since inception periods. The Board compared each Fund’s performance with one or more peer groups with similar investment objectives and strategies and took into account management’s discussion of each Fund’s performance relative to its benchmark and peer group(s). The Independent Trustees also reviewed a report prepared by the Adviser comparing each Fund’s performance to the composite performance of other accounts (if any) managed by the Adviser using the same investment approach as the Funds and were advised that the differences in the performance results of the Funds and the composites were generally attributable to different operating expenses.

Fees and Expense Ratios

In reviewing the fees payable under the Investment Advisory Agreements, the Independent Trustees compared the advisory fees and overall expense levels of each Fund with those of funds with similar investment objectives and strategies. The Board noted that while the advisory fee for each Fund was higher than the average of its Morningstar Peer Group Category, each Fund’s total expense ratio was lower than the average for its Morningstar Peer Group Category, with the exception of the total expense ratio of the Davenport Balanced Income Fund, which was higher than the average of its Morningstar Peer Group Category. The Independent Trustees considered information about the Adviser’s profitability with respect to each Fund, including the assumptions and methodology the Adviser used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Independent Trustees considered not only the fees paid by the Funds, but also so-called “fallout” benefits to the Adviser.

THE DAVENPORT FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Independent Trustees also considered that the costs of executing portfolio trades for equity securities through outside brokers and the costs of compensating financial intermediaries for administrative support services are paid by the Adviser, rather than the Funds.

Economies and Benefits of Scale

The Independent Trustees considered the extent to which economies of scale are being realized as the Funds grow and noted that Davenport & Co. has provided opportunities for the Funds to achieve economies of scale by increasing their visibility through various marketing and distribution efforts. The Independent Trustees also considered the “fallout” benefits to Davenport & Co. with respect to the Funds, but given the nature of these benefits viewed them as secondary factors in connection with their evaluation of the continuation of the Funds’ Investment Advisory Agreements.

Conclusions

Based on the consideration of the foregoing and such other information as was deemed relevant, the Independent Trustees concluded that (i) the overall performance of each Fund is satisfactory relative to its benchmark and peer group(s); (ii) the advisory fees and total operating expenses for the Funds are reasonable in relation to the services provided by the Adviser; (iii) Davenport & Co., a dually registered investment adviser and broker dealer, has further benefited the Funds’ shareholders by executing all equity trades at no cost to the Funds and compensating financial intermediaries for the provision of administrative support services; and (iv) the profits of the Adviser with respect to its management of the Funds are reasonable.

THE DAVENPORT FUNDS

FEDERAL TAX INFORMATION (Unaudited)

Capital Gain Distribution – For the year ended March 31, 2025, the following Funds designated long-term capital gain distributions:

Davenport Core Leaders Fund	$56,259,956
Davenport Value & Income Fund	54,959,418
Davenport Small Cap Focus Fund	12,409,824
Davenport Balanced Income Fund	2,796,335

Qualified Dividend Income – The Funds have designated the following of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate:

Davenport Core Leaders Fund	100.00%
Davenport Value & Income Fund	100.00%
Davenport Equity Opportunities Fund	81.28%
Davenport Small Cap Focus Fund	50.17%
Davenport Balanced Income Fund	48.28%
Davenport Insider Buying Fund	100.00%

Dividends Received Deduction – For corporate shareholders, the following percentages or ordinary dividends paid during the year/period ended March 31, 2025 qualify for the corporate dividends received deduction:

Davenport Core Leaders Fund	100.00%
Davenport Value & Income Fund	100.00%
Davenport Equity Opportunities Fund	76.51%
Davenport Small Cap Focus Fund	50.17%
Davenport Balanced Income Fund	39.87%
Davenport Insider Buying Fund	100.00%

THE DAVENPORT FUNDS

Investment Adviser
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-281-3217

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 N Water Street,
Suite 830
Milwaukee, WI 53202

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
Robert S. Harris, Ph.D., Chairman
John P. Ackerly, IV
George K. Jennison
Harris V. Morrissette
Elizabeth W. Robertson

Officers
John P. Ackerly, IV, President
Carly Carmichael, Vice President
Alison S. Crowder, Vice President
George L. Smith, III, Vice President

THE
GOVERNMENT STREET
FUNDS

No-Load Mutual Funds

Annual Financial Statements and
Additional Information
March 31, 2025

The Government Street Equity Fund The Government Street Opportunities Fund

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 88.5%	Shares	Value
Communications — 6.9%
Alphabet, Inc. - Class A	5,700	$881,448
Alphabet, Inc. - Class C	13,340	2,084,108
Booking Holdings, Inc.	250	1,151,728
Meta Platforms, Inc. - Class A	3,200	1,844,352
Uber Technologies, Inc. (a)	4,000	291,440
		6,253,076
Consumer Discretionary — 7.4%
Amazon.com, Inc. (a)	11,800	2,245,068
Coupang, Inc. (a)	5,000	109,650
Flutter Entertainment plc (a)	250	55,387
Home Depot, Inc. (The)	3,000	1,099,470
Lowe’s Companies, Inc.	2,500	583,075
McDonald’s Corporation	5,000	1,561,850
NVR, Inc. (a)	40	289,776
Tesla, Inc. (a)	1,700	440,572
Tractor Supply Company	5,000	275,500
		6,660,348
Consumer Staples — 3.7%
Coca-Cola Company (The)	3,500	250,670
Procter & Gamble Company (The)	4,000	681,680
Walmart, Inc.	27,500	2,414,225
		3,346,575
Energy — 3.5%
Cheniere Energy, Inc.	4,000	925,600
Kinder Morgan, Inc.	20,000	570,600
ONEOK, Inc.	9,250	917,785
Phillips 66	6,400	790,272
		3,204,257
Financials — 15.1%
Aflac, Inc.	14,000	1,556,660
Apollo Global Management, Inc.	1,000	136,940
Arch Capital Group Ltd.	3,000	288,540
Ares Management Corporation - Class A	5,500	806,355
Berkshire Hathaway, Inc. - Class B (a)	1,600	852,128
Blackstone, Inc.	12,500	1,747,250
Brookfield Corporation	27,000	1,415,070
CME Group, Inc.	3,500	928,515
Goldman Sachs Group, Inc. (The)	600	327,774
Intercontinental Exchange, Inc.	1,500	258,750
JPMorgan Chase & Company	19,500	4,783,350
Marsh & McLennan Companies, Inc.	2,500	610,075
		13,711,407

1

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Health Care — 8.0%
Abbott Laboratories	9,500	$1,260,175
AbbVie, Inc.	11,500	2,409,480
Bio-Techne Corporation	21,000	1,231,230
CRISPR Therapeutics AG (a)	2,500	85,075
Eli Lilly & Company	600	495,546
GE HealthCare Technologies, Inc.	6,500	524,615
Pfizer, Inc.	5,000	126,700
Thermo Fisher Scientific, Inc.	900	447,840
Vertex Pharmaceuticals, Inc. (a)	1,400	678,748
		7,259,409
Industrials — 11.2%
Eaton Corporation plc	2,100	570,843
Emerson Electric Company	4,500	493,380
General Dynamics Corporation	3,700	1,008,546
General Electric Company	2,800	560,420
Honeywell International, Inc.	6,000	1,270,500
Lockheed Martin Corporation	3,000	1,340,130
Parker-Hannifin Corporation	1,300	790,205
Quanta Services, Inc.	4,000	1,016,720
RTX Corporation	14,000	1,854,440
TE Connectivity plc	9,000	1,271,880
		10,177,064
Materials — 1.9%
Cameco Corporation	4,000	164,640
Freeport-McMoRan, Inc.	25,000	946,500
Linde plc	800	372,512
Nucor Corporation	1,000	120,340
Sherwin-Williams Company (The)	350	122,216
		1,726,208
Real Estate — 2.0%
Digital Realty Trust, Inc.	1,750	250,758
Mid-America Apartment Communities, Inc.	9,000	1,508,220
		1,758,978
Technology — 27.2%
Accenture plc - Class A	3,500	1,092,140
Apple, Inc.	11,700	2,598,921
ARM Holdings plc - ADR (a)	2,200	234,938
ASML Holding N.V.	850	563,235
International Business Machines Corporation	2,100	522,186
Mastercard, Inc. - Class A	2,000	1,096,240
Microsoft Corporation	8,500	3,190,815
NVIDIA Corporation	102,500	11,108,950
Oracle Corporation	2,000	279,620
Palantir Technologies, Inc. - Class A (a)	5,000	422,000

2

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Technology — 27.2% (Continued)
Palo Alto Networks, Inc. (a)	1,200	$204,768
QUALCOMM, Inc.	3,000	460,830
Salesforce, Inc.	500	134,180
Texas Instruments, Inc.	5,200	934,440
Visa, Inc. - Class A	5,000	1,752,300
		24,595,563
Utilities — 1.6%
Constellation Energy Corporation	1,200	241,956
WEC Energy Group, Inc.	11,000	1,198,780
		1,440,736

Total Common Stocks (Cost $27,190,907)		$80,133,621

EXCHANGE-TRADED FUNDS — 5.8%	Shares	Value
Invesco S&P 500® Equal Weight ETF	21,400	$3,707,122
Vanguard Value ETF	9,000	1,554,660
Total Exchange-Traded Funds (Cost $4,665,692)		$5,261,782

MONEY MARKET FUNDS — 5.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.23% (b) (Cost $5,274,953)	5,274,953	$5,274,953

Total Investments at Value — 100.1% (Cost $37,131,552)		$90,670,356

Liabilities in Excess of Other Assets — (0.1%)		(58,292)

Net Assets — 100.0%		$90,612,064

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

3

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 82.2%	Shares	Value
Communications — 0.2%
AT&T, Inc.	5,000	$141,400

Consumer Discretionary — 3.4%
CarMax, Inc. (a)	2,000	155,840
Coupang, Inc. (a)	9,000	197,370
Dick’s Sporting Goods, Inc.	1,700	342,652
Gildan Activewear, Inc.	10,000	442,200
NVR, Inc. (a)	15	108,666
Service Corporation International	13,000	1,042,600
Toll Brothers, Inc.	3,000	316,770
		2,606,098
Consumer Staples — 2.4%
Celsius Holdings, Inc. (a)	8,000	284,960
Church & Dwight Company, Inc.	9,000	990,810
Kenvue, Inc.	5,000	119,900
Kroger Company (The)	5,600	379,064
		1,774,734
Energy — 3.6%
Cheniere Energy, Inc.	250	57,850
ConocoPhillips	6,375	669,502
Devon Energy Corporation	10,000	374,000
Kinder Morgan, Inc.	10,000	285,300
ONEOK, Inc.	5,725	568,035
Targa Resources Corporation	3,700	741,739
Valaris Ltd. (a)	1,000	39,260
		2,735,686
Financials — 21.9%
American Financial Group, Inc.	8,000	1,050,720
Ares Management Corporation - Class A	7,200	1,055,592
Arthur J. Gallagher & Company	8,000	2,761,920
Berkley (W.R.) Corporation	25,143	1,789,176
Brown & Brown, Inc.	20,000	2,488,000
CME Group, Inc.	5,000	1,326,450
Dave, Inc. (a)	2,000	165,320
Intercontinental Exchange, Inc.	9,000	1,552,500
Morgan Stanley	9,565	1,115,948
Nasdaq, Inc.	23,000	1,744,780
Old Republic International Corporation	26,400	1,035,408
Regions Financial Corporation	1,900	41,287
United Bancorporation of Alabama, Inc. - Class A	1,000	53,500
Voya Financial, Inc.	6,000	406,560
		16,587,161
Health Care — 8.4%
Bio-Rad Laboratories, Inc. - Class A (a)	1,000	243,560

4

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 82.2% (Continued)	Shares	Value
Health Care — 8.4% (Continued)
Bio-Techne Corporation	15,000	$879,450
Centene Corporation (a)	5,000	303,550
Charles River Laboratories International, Inc. (a)	3,000	451,560
Chemed Corporation	2,000	1,230,640
GE HealthCare Technologies, Inc.	4,000	322,840
Illumina, Inc. (a)	3,000	238,020
Labcorp Holdings, Inc.	3,000	698,220
Penumbra, Inc. (a)	1,500	401,115
ResMed, Inc.	1,200	268,620
Teleflex, Inc.	3,950	545,850
Waters Corporation (a)	2,000	737,140
		6,320,565
Industrials — 14.5%
AeroVironment, Inc. (a)	2,000	238,380
Argan, Inc.	3,250	426,302
Donaldson Company, Inc.	13,000	871,780
Expeditors International of Washington, Inc.	8,000	962,000
Fastenal Company	18,000	1,395,900
Generac Holdings, Inc. (a)	1,800	227,970
Graco, Inc.	13,000	1,085,630
Jacobs Solutions, Inc.	8,475	1,024,543
L3Harris Technologies, Inc.	5,250	1,098,878
MSC Industrial Direct Company, Inc. - Class A	5,000	388,350
Pentair plc	3,200	279,936
Waste Connections, Inc.	10,500	2,049,495
Woodward, Inc.	5,000	912,450
		10,961,614
Materials — 7.2%
Ashland, Inc.	6,000	355,740
ATI, Inc. (a)	2,200	114,466
Cameco Corporation	5,000	205,800
Martin Marietta Materials, Inc.	3,000	1,434,390
Packaging Corporation of America	6,000	1,188,120
Ramaco Resources, Inc. - Class A	4,000	32,920
Ramaco Resources, Inc. - Class B	62	441
Steel Dynamics, Inc.	14,000	1,751,120
Valvoline, Inc. (a)	10,236	356,315
		5,439,312
Real Estate — 3.3%
Digital Realty Trust, Inc.	2,000	286,580
Mid-America Apartment Communities, Inc.	13,300	2,228,814
		2,515,394
Technology — 16.7%
Advanced Micro Devices, Inc. (a)	1,964	201,781
Amentum Holdings, Inc. (a)	11,475	208,845

5

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 82.2% (Continued)	Shares	Value
Technology — 16.7% (Continued)
Analog Devices, Inc.	3,671	$740,331
ANSYS, Inc. (a)	3,000	949,680
Arrow Electronics, Inc. (a)	8,500	882,555
Broadridge Financial Solutions, Inc.	3,500	848,610
InterDigital, Inc.	1,400	289,450
Lam Research Corporation	11,750	854,225
Microchip Technology, Inc.	8,800	426,008
Nebius Group N.V. - Class A (a)	4,000	84,440
NVIDIA Corporation	59,500	6,448,610
Palantir Technologies, Inc. - Class A (a)	8,000	675,200
Rigetti Computing, Inc. (a)	3,000	23,760
		12,633,495
Utilities — 0.6%
Constellation Energy Corporation	1,500	302,445
NextEra Energy, Inc.	1,000	70,890
NRG Energy, Inc.	800	76,368
		449,703

Total Common Stocks (Cost $18,312,241)		$62,165,162

EXCHANGE-TRADED FUNDS — 11.3%	Shares	Value
iShares Core S&P Mid-Cap ETF	40,000	$2,334,000
SPDR S&P MidCap 400® ETF Trust	7,000	3,734,360
Vanguard U.S. Value Factor ETF	21,500	2,451,000
Total Exchange-Traded Funds (Cost $8,057,303)		$8,519,360

MONEY MARKET FUNDS — 6.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.23% (b) (Cost $4,934,585)	4,934,585	$4,934,585

Total Investments at Value — 100.0% (Cost $31,304,129)		$75,619,107

Liabilities in Excess of Other Assets — (0.0%) (c)		(6,604)

Net Assets — 100.0%		$75,612,503

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

6

THE GOVERNMENT STREET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025

	The Government Street Equity Fund	The Government Street Opportunities Fund
ASSETS
Investments in securities:
At cost	$37,131,552	$31,304,129
At value (Note 2)	$90,670,356	$75,619,107
Receivable for capital shares purchased	—	50
Dividends receivable	29,666	51,356
Other assets	4,672	5,244
TOTAL ASSETS	90,704,694	75,675,757

LIABILITIES
Distributions payable	1,337	—
Payable for capital shares redeemed	27,969	—
Accrued management fees (Note 4)	47,073	48,319
Payable to administrator (Note 4)	8,450	6,980
Other accrued expenses	7,801	7,955
TOTAL LIABILITIES	92,630	63,254

NET ASSETS	$90,612,064	$75,612,503

Net assets consists of:
Paid-in capital	$35,798,689	$29,634,206
Distributable earnings	54,813,375	45,978,297
Net assets	$90,612,064	$75,612,503

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	754,516	1,729,277

Net asset value, offering price and redemption price per share (Note 2)	$120.09	$43.72

See accompanying notes to financial statements.

7

THE GOVERNMENT STREET FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended March 31, 2025

	The Government Street Equity Fund	The Government Street Opportunities Fund
INVESTMENT INCOME
Dividends	$1,351,458	$1,254,364
Foreign withholding taxes on dividends	(1,082)	(3,236)
TOTAL INVESTMENT INCOME	1,350,376	1,251,128

EXPENSES
Management fees (Note 4)	546,609	568,645
Administration fees (Note 4)	93,830	78,478
Shareholder servicing fees (Note 4)	35,960	32,499
Trustees’ fees and expenses (Note 4)	24,603	24,603
Registration and filing fees	16,256	18,017
Audit and tax services fees	16,932	16,932
Legal fees	7,488	7,488
Custodian and bank service fees	7,217	6,795
Compliance fees (Note 4)	7,000	7,000
Shareholder reporting expenses	6,105	5,970
Postage and supplies	3,562	3,637
Other expenses	8,405	8,041
TOTAL EXPENSES	773,967	778,105

NET INVESTMENT INCOME	576,409	473,023

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investments	2,255,997	3,146,484
Net realized gains from in-kind redemptions (Note 2)	274,254	227,171
Long-term capital gain distribution from regulated investment companies	50	—
Net change in unrealized appreciation (depreciation) on investments	4,285,801	(3,226,483)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,816,102	147,172

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,392,511	$620,195

See accompanying notes to financial statements.

8

THE GOVERNMENT STREET EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$576,409	$661,393
Net realized gains from investments	2,255,997	2,459,656
Net realized gains from in-kind redemptions (Note 2)	274,254	1,850,014
Long-term capital gain distributions from regulated investment companies	50	—
Net change in unrealized appreciation (depreciation) on investments	4,285,801	14,174,579
Net increase in net assets resulting from operations	7,392,511	19,145,642

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,211,327)	(3,953,443)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,091,103	730,022
Net asset value of shares issued in reinvestment of distributions to shareholders	2,190,919	3,911,061
Payments for shares redeemed	(2,542,436)	(4,437,299)
Net increase in net assets from capital share transactions	2,739,586	203,784

TOTAL INCREASE IN NET ASSETS	7,920,770	15,395,983

NET ASSETS
Beginning of year	82,691,294	67,295,311
End of year	90,612,064	$82,691,294

CAPITAL SHARE ACTIVITY
Shares sold	25,553	7,112
Shares reinvested	17,531	40,628
Shares redeemed	(20,989)	(44,069)
Net increase in shares outstanding	22,095	3,671
Shares outstanding, beginning of year	732,421	728,750
Shares outstanding, end of year	754,516	732,421

See accompanying notes to financial statements.

9

THE GOVERNMENT STREET OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$473,023	$483,847
Net realized gains from investments	3,146,484	491,593
Net realized gains from in-kind redemptions (Note 2)	227,171	2,723,959
Net change in unrealized appreciation (depreciation) on investments	(3,226,483)	12,035,561
Net increase in net assets resulting from operations	620,195	15,734,960

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,435,534)	(1,252,425)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,977,173	2,226,498
Net asset value of shares issued in reinvestment of distributions to shareholders	2,412,722	1,238,230
Payments for shares redeemed	(2,818,363)	(4,670,189)
Net increase (decrease) in net assets from capital share transactions	3,571,532	(1,205,461)

TOTAL INCREASE IN NET ASSETS	1,756,193	13,277,074

NET ASSETS
Beginning of year	73,856,310	60,579,236
End of year	75,612,503	$73,856,310

CAPITAL SHARE ACTIVITY
Shares sold	88,806	56,411
Shares reinvested	51,702	32,365
Shares redeemed	(62,474)	(118,436)
Net increase (decrease) in shares outstanding	78,034	(29,660)
Shares outstanding, beginning of year	1,651,243	1,680,903
Shares outstanding, end of year	1,729,277	1,651,243

See accompanying notes to financial statements.

10

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$112.90	$92.34	$104.58	$98.83	$68.30

Income (loss) from investment operations:
Net investment income (a)	0.77	0.90	0.97	0.58	0.64
Net realized and unrealized gains (losses) on investments	9.40	25.07	(10.23)	16.42	36.33
Total from investment operations	10.17	25.97	(9.26)	17.00	36.97

Less distributions from:
Net investment income	(0.78)	(0.89)	(0.98)	(0.58)	(0.64)
Net realized gains	(2.20)	(4.52)	(2.00)	(10.67)	(5.80)
Total distributions	(2.98)	(5.41)	(2.98)	(11.25)	(6.44)

Net asset value at end of year	$120.09	$112.90	$92.34	$104.58	$98.83

Total return (b)	8.92%	29.25%	(8.68)%	17.51%	55.46%

Net assets at end of year (000’s)	$90,612	$82,691	$67,295	$76,446	$69,948

Ratio of total expenses to average net assets (c)	0.85%	0.87%	0.87%	0.84%	0.86%

Ratio of net investment income to average net assets (c)	0.63%	0.92%	1.07%	0.55%	0.71%

Portfolio turnover rate	12%	23%	14%	14%	17%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests, if any.
(b)	Total return is a measure of the change in value on an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deductions of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests, if any.

See accompanying notes to financial statements.

11

THE GOVERNMENT STREET OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$44.73	$36.04	$39.61	$35.73	$23.56

Income (loss) from investment operations:
Net investment income (a)	0.28	0.29	0.27	0.17	0.10
Net realized and unrealized gains (losses) on investments	0.17	9.14	(2.31)	5.20	13.19
Total from investment operations	0.45	9.43	(2.04)	5.37	13.29

Less distributions from:
Net investment income	(0.26)	(0.30)	(0.19)	(0.18)	(0.10)
Net realized gains	(1.20)	(0.44)	(1.34)	(1.31)	(1.02)
Total distributions	(1.46)	(0.74)	(1.53)	(1.49)	(1.12)

Net asset value at end of year	$43.72	$44.73	$36.04	$39.61	$35.73

Total return (b)	0.80%	26.55%	(4.91)%	15.11%	57.00%

Net assets at end of year (000’s)	$75,613	$73,856	$60,579	$64,413	$58,288

Ratio of total expenses to average net assets (c)	1.02%	1.04%	1.05%	1.02%	1.07%

Ratio of net investment income to average net assets (c)	0.62%	0.76%	0.78%	0.44%	0.32%

Portfolio turnover rate	9%	17%	9%	8%	13%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests, if any.
(b)	Total return is a measure of the change in value on an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deductions of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests, if any.

See accompanying notes to financial statements.

12

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1. Organization

The Government Street Equity Fund and The Government Street Opportunities Fund (the “Funds”) are each a diversified, no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of The Government Street Equity Fund is to seek capital appreciation.

The investment objective of The Government Street Opportunities Fund is to seek capital appreciation.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Leavell Investment Management, Inc. (the “Adviser”). Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under FASB Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – On January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial

13

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments had a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

14

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2025, by asset type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$80,133,621	$—	$—	$80,133,621
Exchange-Traded Funds	5,261,782	—	—	5,261,782
Money Market Funds	5,274,953	—	—	5,274,953
Total	$90,670,356	$—	$—	$90,670,356

The Government Street Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$62,165,162	$—	$—	$62,165,162
Exchange-Traded Funds	8,519,360	—	—	8,519,360
Money Market Funds	4,934,585	—	—	4,934,585
Total	$75,619,107	$—	$—	$75,619,107

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the year ended March 31, 2025.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities purchased, if any, are amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

15

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund and declared and paid annually to shareholders of The Government Street Opportunities Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Dividends and distributions are recorded on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid during the years ended March 31, 2025 and 2024 was as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
The Government Street Equity Fund	03/31/25	$581,031	$1,630,294	$2,211,325
	03/31/24	$654,277	$3,300,436	$3,954,713
The Government Street Opportunities Fund	03/31/25	$434,490	$2,001,044	$2,435,534
	03/31/24	$509,193	$743,232	$1,252,425

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distributions payable amounts.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its

16

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of March 31, 2025:

	The Government Street Equity Fund	The Government Street Opportunities Fund
Cost of investments	$37,131,552	$31,304,129
Gross unrealized appreciation	$54,006,226	$45,010,346
Gross unrealized depreciation	(467,422)	(695,368)
Net unrealized appreciation	53,538,804	44,314,978
Undistributed ordinary income	6,108	124,637
Undistributed long-term capital gains	1,269,800	1,538,682
Distributions payable	(1,337)	—
Total distributable earnings	$54,813,375	$45,978,297

The difference between federal income tax cost of investments and the financial statement cost of investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature.

During the year ended March 31, 2025, The Government Street Equity Fund and The Government Street Opportunities Fund realized $274,254 and $227,171, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares receive investment securities held by the Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these gains against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax years (generally, three years) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

17

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended March 31, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended March 31, 2025:

	The Government Street Equity Fund	The Government Street Opportunities Fund
Purchases of investment securities	$10,730,979	$8,581,371
Proceeds from sales of investment securities	$11,467,592	$6,555,211

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. The Government Street Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at annual rates of 0.60% of its average daily net assets up to $100 million and 0.50% of such assets in excess of $100 million. The Government Street Opportunities Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

Certain officers of the Trust are also officers of the Adviser and are not paid by the Funds for serving in such capacities.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Effective July 1, 2024, under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the

18

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Funds. NLCS is a wholly-owned subsidiary of Ultimus. Prior to July 1, 2024, Ultimus provided the Chief Compliance Officer and Anti-Money Laundering Officer and compliance services to the Funds.

SHAREHOLDER SERVICING PLAN

The Funds have adopted a Shareholder Servicing Plan (the “Plan”), which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the distributor) for providing account administration and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the year ended March 31, 2025, The Government Street Equity Fund and The Government Street Opportunities Fund incurred fees of $35,960 and $32,499, respectively, under the Plan.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust paid its share of such fees.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a

19

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of March 31, 2025, the Government Street Equity Fund had 27.2% of its net assets invested in securities within the Technology sector.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

20

THE GOVERNMENT STREET FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of The Government Street Funds and
Board of Trustees of Williamsburg Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Government Street Funds, comprising The Government Street Equity Fund and The Government Street Opportunities Fund (the “Funds”), each a series of Williamsburg Investment Trust, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodians. Our audits also included evaluating the

21

THE GOVERNMENT STREET FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 23, 2025

22

THE GOVERNMENT STREET FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on November 12, 2024, the Board of Trustees, including a majority of the Independent Trustees, approved the continuance of the Investment Advisory Agreements with the Adviser on behalf of The Government Street Equity Fund and The Government Street Opportunities Fund (individually, a “Fund,” collectively, the “Funds”) for an additional one-year period. Below is a discussion of the factors considered by the Board of Trustees along with the conclusions that formed the basis for the Board’s approval of the continuation of the Investment Advisory Agreements.

Prior to the Board meeting, the Adviser provided materials in response to a request from counsel to the Independent Trustees for various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreements with respect to each Fund. In approving the continuance of the Investment Advisory Agreements, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were the nature, extent and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. During a meeting of the Governance, Nomination, Compensation and Qualified Legal Compliance Committee held prior to the Board meeting, the Independent Trustees met with experienced independent legal counsel, outside the presence of representatives of the Adviser, to review a memorandum from counsel describing the legal standards to be applied in their considerations, as well as the proposal to renew the Investment Advisory Agreements.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the continuance of the Investment Advisory Agreements. Rather the Independent Trustees concluded, after weighing and balancing the factors described below, that it was in the best interests of each Fund and its respective shareholders to continue the Investment Advisory Agreements, in their present form, for an additional one-year period.

Nature, Extent and Quality of Services

The Independent Trustees’ evaluation of the nature, extent and quality of the Adviser’s services took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the twelve-month period ended September 30, 2024, including the Adviser’s views on the overall conditions of the economy, the

23

THE GOVERNMENT STREET FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

factors that may have influenced market sentiment, and specific stock selections. The Independent Trustees took into account the macro-economic considerations that are made by the Adviser in the Funds’ portfolio management process and its efforts to achieve sector diversification as a means for managing risk. The Independent Trustees also considered the long tenure of the Funds’ portfolio manager, the quality of the Adviser’s compliance and administrative services; the business reputation of the Adviser; and the Adviser’s financial resources.

Investment Performance

The Independent Trustees considered the performance of each Fund for the 1-year, 3-year, 5-year, and 10-year periods ended September 30, 2024, compared to the Fund’s benchmark and a peer group of funds with similar investment objectives and strategies. The Independent Trustees noted that The Government Street Equity Fund outperformed its benchmark (the S&P 500® Index) during the 1-year, 3-year and 5-year periods ended September 30, 2024, but underperformed its benchmark over the 10-year period; and outperformed the median of its peer group (the Morningstar Large Cap Growth category) during the 1-year, 3-year, 5-year and 10-year periods ended September 30, 2024. The Independent Trustees noted that The Government Street Opportunities Fund outperformed the S&P 400® Index during the 1-year, 3-year, 5-year and 10-year periods ended September 30, 2024; and outperformed the median of its peer group (the Morningstar Mid-Cap Blend Peer Group category) during the 3-year, 5-year and 10-year periods ended September 30, 2024, but underperformed the median of its Morningstar peer group during the 1-year period. The Independent Trustees noted that as of September 30, 2024, The Government Street Equity Fund had an overall 4-star Morningstar rating and The Government Street Opportunities Fund had an overall 5-star Morningstar rating.

Fees and Expense Ratios

In reviewing the fees payable under the Investment Advisory Agreements, the Independent Trustees compared the advisory fees and overall expenses of each Fund with funds in a Morningstar category with similar investment objectives and strategies. The Independent Trustees noted that both the advisory fee and the total expense ratio for each Fund was higher than the median and average, respectively, of similarly managed funds in its Morningstar peer category, but were mindful of the smaller size of the Funds in relation to their Morningstar peers. The Independent Trustees considered information about the Adviser’s financial stability and profitability with respect to each Fund, including the assumptions and methodology the Adviser used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Independent Trustees considered not only the fees paid by the Funds, but also the so-called “fallout” benefits to the Adviser.

24

THE GOVERNMENT STREET FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Economies and Benefits of Scale

Given the current size of the Funds and their expected growth, the Independent Trustees did not believe that it was relevant to consider the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. However, the Independent Trustees noted that The Government Street Equity Fund’s advisory fee schedule contains a breakpoint that would reduce the advisory fee rate when the Fund’s assets increase to a specific level. The Independent Trustees also considered the “fallout” benefits to the Adviser for managing the Funds, but given the amounts involved, viewed these as secondary factors in their evaluation of the reasonableness of the advisory fees paid by the Funds.

Conclusions

Based on the consideration of the foregoing and such other information as was deemed relevant, the Independent Trustees concluded that: (i) both the short- and long-term performance of each Fund is satisfactory in comparison to the performance to its benchmark and peers, and the Adviser has provided quality services to the Funds; (ii) the advisory fees for each Fund, while higher than the median for similarly managed funds according to statistics derived from Morningstar, Inc., are reasonable in relation to the quality and level of services provided by the Adviser; (iii) the total operating expense ratio of each Fund, while higher than the average for similarly managed funds according to statistics derived from Morningstar, Inc. has not impacted the ability of the Funds’ to remain competitive with their benchmarks and peers; and (iv) the level of the Adviser’s profitability with respect to its management of each Fund is reasonable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended March 31, 2025 the Government Street Equity Fund and the Government Street Opportunities Fund designated $1,630,294 and $2,001,044 respectively, as long-term capital gain distributions.

Qualified Dividend Income — The Funds each designate 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction — Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualify under tax law. For the fiscal year ended March 31, 2025, 100% of the Government Street Equity Fund and the Government Street Opportunities Fund’s ordinary income dividends qualifies for the corporate dividends received deduction.

25

The Government Street Funds

No-Load Mutual Funds

Investment Adviser

Leavell Investment Management, Inc.

210 St. Joseph Street

Mobile, AL 36602

Administrator

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

1-866-738-1125

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, DC 20006

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 N Water Street,

Suite 830

Milwaukee, WI 53202

Board of Trustees

Robert S. Harris, Ph.D., Chairman

John P. Ackerly, IV

George K. Jennison

Harris V. Morrissette

Elizabeth W. Robertson

Portfolio Manager

Thomas W. Leavell

THE
JAMESTOWN
EQUITY FUND

No-Load Fund

Annual Financial Statements and Additional Information

March 31, 2025

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
Richmond, Virginia

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

COMMON STOCKS — 84.3%	Shares	Value
Communications — 10.1%
Alphabet, Inc. - Class C	13,636	$2,130,352
Booking Holdings, Inc.	265	1,220,831
Meta Platforms, Inc. - Class A	3,840	2,213,223
		5,564,406
Consumer Discretionary — 7.6%
Amazon.com, Inc. (a)	11,000	2,092,860
Home Depot, Inc. (The)	1,350	494,761
Lowe’s Companies, Inc.	2,300	536,429
TJX Companies, Inc. (The)	8,700	1,059,660
		4,183,710
Consumer Staples — 6.2%
PepsiCo, Inc.	2,690	403,339
Procter & Gamble Company (The)	4,850	826,537
Target Corporation	4,300	448,748
Unilever plc - ADR	16,000	952,800
Walmart, Inc.	9,000	790,110
		3,421,534
Energy — 5.8%
Chevron Corporation	7,700	1,288,133
Exxon Mobil Corporation	7,170	852,728
Schlumberger Ltd.	11,545	482,581
TotalEnergies SE - ADR	9,500	614,555
		3,237,997
Financials — 11.3%
Ameriprise Financial, Inc.	2,550	1,234,480
Chubb Ltd.	1,800	543,582
Goldman Sachs Group, Inc. (The)	1,650	901,379
JPMorgan Chase & Company	7,700	1,888,810
Morgan Stanley	7,300	851,691
PNC Financial Services Group, Inc. (The)	4,800	843,696
		6,263,638
Health Care — 7.6%
Amgen, Inc.	1,300	405,015
Elevance Health, Inc.	1,650	717,684
Johnson & Johnson	4,000	663,360
Merck & Company, Inc.	4,000	359,040
Pfizer, Inc.	27,510	697,104
Thermo Fisher Scientific, Inc.	1,600	796,160
UnitedHealth Group, Inc.	1,107	579,791
		4,218,154

1

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.3% (Continued)	Shares	Value
Industrials — 7.1%
Eaton Corporation plc	2,900	$788,307
Lockheed Martin Corporation	1,753	783,083
Norfolk Southern Corporation	3,200	757,920
RTX Corporation	6,295	833,836
Trane Technologies plc	1,430	481,795
United Parcel Service, Inc. - Class B	2,600	285,974
		3,930,915
Real Estate — 1.6%
American Tower Corporation	4,192	912,179

Technology — 24.7%
Adobe, Inc. (a)	1,600	613,648
Apple, Inc.	12,108	2,689,550
Applied Materials, Inc.	5,650	819,928
Broadcom, Inc.	7,500	1,255,725
Cisco Systems, Inc.	17,750	1,095,352
Microsoft Corporation	6,800	2,552,652
NVIDIA Corporation	20,800	2,254,304
Oracle Corporation	9,000	1,258,290
Visa, Inc. - Class A	3,175	1,112,711
		13,652,160
Utilities — 2.3%
Duke Energy Corporation	10,290	1,255,071

Total Common Stocks (Cost $17,422,005)		$46,639,764

EXCHANGE-TRADED FUNDS — 12.2%	Shares	Value
Consumer Staples Select Sector SPDR Fund (The)	7,550	$616,609
Health Care Select Sector SPDR Fund (The)	12,730	1,858,707
Invesco KBW Bank ETF	12,165	763,597
iShares Expanded Tech-Software Sector ETF (a)	8,150	725,269
iShares Semiconductor ETF	4,800	903,216
Vanguard Information Technology ETF	3,500	1,898,330
Total Exchange-Traded Funds (Cost $3,726,777)		$6,765,728

2

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 3.6%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.21% (b) (Cost $1,969,020)	1,969,020	$1,969,020

Total Investments at Value — 100.1% (Cost $23,117,802)		$55,374,512

Liabilities in Excess of Other Assets — (0.1%)		(64,920)

Net Assets — 100.0%		$55,309,592

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

3

THE JAMESTOWN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2025

ASSETS
Investments in securities:
At cost	$23,117,802
At value (Note 2)	$55,374,512
Dividends receivable	23,834
Tax reclaims receivable	756
Other assets	4,491
TOTAL ASSETS	55,403,593

LIABILITIES
Distributions payable	12,673
Payable for capital shares redeemed	36,563
Accrued management fees (Note 4)	33,750
Payable to administrator (Note 4)	6,000
Other accrued expenses	5,015
TOTAL LIABILITIES	94,001

NET ASSETS	$55,309,592

Net assets consist of:
Paid-in capital	$21,121,431
Distributable earnings	34,188,161
Net assets	$55,309,592

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,692,759

Net asset value, offering price and redemption price per share (Note 2)	$32.67

See accompanying notes to financial statements.

4

THE JAMESTOWN EQUITY FUND

STATEMENT OF OPERATIONS

Year Ended March 31, 2025

INVESTMENT INCOME
Dividends	$984,904
Foreign withholding taxes on dividends (net of reclaims received)	(4,135)
TOTAL INVESTMENT INCOME	980,769

EXPENSES
Management fees (Note 4)	371,729
Administration fees (Note 4)	62,702
Trustees’ fees and expenses (Note 4)	24,603
Audit and tax services fees	16,932
Registration and filing fees	15,095
Compliance service fees (Note 4)	12,000
Shareholder reporting expense	7,693
Legal fees	7,488
Custodian and bank service fees	7,092
Shareholder servicing fees (Note 4)	6,513
Postage and supplies	4,885
Insurance expense	1,462
Other expenses	9,529
TOTAL EXPENSES	547,723
Fees voluntarily waived by the Adviser (Note 4)	(4,200)
NET EXPENSES	543,523

NET INVESTMENT INCOME	437,246

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	3,221,549
Net change in unrealized appreciation (depreciation) on investments	421,590
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,643,139

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,080,385

See accompanying notes to financial statements.

5

THE JAMESTOWN EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$437,246	$451,327
Net realized gains on investment transactions	3,221,549	2,103,408
Net change in unrealized appreciation (depreciation) on investments	421,590	10,229,082
Net increase in net assets resulting from operations	4,080,385	12,783,817

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,473,592)	(1,789,251)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,165,008	205,533
Net asset value of shares issued in reinvestment of distributions to shareholders	3,236,166	1,752,769
Payments for shares redeemed	(3,547,713)	(2,182,163)
Net increase (decrease) in net assets from capital share transactions	853,461	(223,861)

TOTAL INCREASE IN NET ASSETS	1,460,254	10,770,705

NET ASSETS
Beginning of year	53,849,338	43,078,633
End of year	$55,309,592	$53,849,338

CAPITAL SHARE ACTIVITY
Shares sold	34,816	7,226
Shares reinvested	95,999	63,645
Shares redeemed	(105,072)	(78,161)
Net increase (decrease) in shares outstanding	25,743	(7,290)
Shares outstanding, beginning of year	1,667,016	1,674,306
Shares outstanding, end of year	1,692,759	1,667,016

See accompanying notes to financial statements.

6

THE JAMESTOWN EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$32.30	$25.73	$31.43	$28.96	$19.08

Income (loss) from investment operations:
Net investment income (a)	0.26	0.27	0.28	0.16	0.17
Net realized and unrealized gains (losses) on investments	2.17	7.37	(2.38)	3.57	11.05
Total from investment operations	2.43	7.64	(2.10)	3.73	11.22

Less distributions from:
Net investment income	(0.26)	(0.27)	(0.28)	(0.16)	(0.18)
Net realized gains	(1.80)	(0.80)	(3.32)	(1.10)	(1.16)
Total distributions	(2.06)	(1.07)	(3.60)	(1.26)	(1.34)

Net asset value at end of year	$32.67	$32.30	$25.73	$31.43	$28.96

Total return (b)	7.42%	30.48%	(5.89)%	12.91%	60.23%

Net assets at end of year (000’s)	$55,310	$53,849	$43,078	$50,191	$47,399

Ratio of total expenses to average net assets (c)	0.96%	1.01%	1.04%	0.96%	1.05%

Ratio of net expenses to average net assets (c)(d)	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income to average net assets (a)(c)(d)	0.76%	0.96%	1.08%	0.51%	0.70%

Portfolio turnover rate	6%	9%	6%	8%	10%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(d)	Ratio was determined after voluntary management fee waivers by the Adviser and reimbursed expenses (Note 4).

See accompanying notes to financial statements.

7

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1. Organization

The Jamestown Equity Fund (the “Fund”) is a diversified, no-load series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of the Fund is long-term growth of capital.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Lowe, Brockenbrough & Company, Inc., d/b/a Brockenbrough (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) — Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and ETFs, are generally valued based upon the closing

8

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

9

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of March 31, 2025, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,639,764	$—	$—	$46,639,764
Exchange-Traded Funds	6,765,728	—	—	6,765,728
Money Market Funds	1,969,020	—	—	1,969,020
Total	$55,374,512	$—	$—	$55,374,512

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the year ended March 31, 2025.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends received by the Fund, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the years ended March 31, 2025 and 2024 was as follows:

Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
3/31/2025	$462,596	$3,000,356	$3,462,952
3/31/2024	$463,284	$1,326,954	$1,790,238

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distributions payable amounts.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

10

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings at March 31, 2025 was as follows:

Tax cost of investments	$23,170,751
Gross unrealized appreciation	$32,582,359
Gross unrealized depreciation	(378,598)
Net unrealized appreciation	32,203,761
Undistributed ordinary income	12,956
Undistributed long-term capital gains	1,984,117
Distributions payable	(12,673)
Distributable earnings	$34,188,161

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (generally three years) of the Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended March 31 2025, the Fund did not incur any interest or penalties.

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NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended March 31 2025.

Purchase of investment securities	$3,327,294
Proceeds from sales of investment securities	$5,293,308

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at annual rates of 0.65% of its average daily net assets up to $500 million and 0.55% of such assets in excess of $500 million. Certain officers of the Trust are also officers of the Adviser.

During the year ended March 31 2025, the Adviser voluntarily limited the total annual operating expenses of the Fund to 0.95% of average daily net assets; accordingly, the Adviser voluntarily waived $4,200 of its management fees during the year ended March 31, 2025. This amount is not subject to recapture in future periods.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Effective July 1, 2024, under terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS)” provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus. Prior to July 1, 2024, Ultimus provided the Chief Compliance Officer and Anti-Money Laundering Officer and compliance services to the Fund.

SHAREHOLDER SERVICING PLAN

The Fund has adopted a Shareholder Servicing Plan (the “Plan”), which allows the Fund to make payments to financial organizations (including payments directly to the Adviser and the distributor) for providing account administration and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of the Fund’s average daily net assets. During the year ended March 31, 2025, the Fund incurred fees of $6,513 under the Plan.

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NOTES TO FINANCIAL STATEMENTS (Continued)

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus will receive from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust paid its share of such fees.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of March 31, 2025, the Fund had 31.1% of the value of its net assets invested in common stocks and ETFs within the Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

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THE JAMESTOWN EQUITY FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of The Jamestown Equity Fund and

Board of Trustees of Williamsburg Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Jamestown Equity Fund (the “Fund”), a series of Williamsburg Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 23, 2025

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THE JAMESTOWN EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on November 12, 2024, the Board of Trustees, including a majority of the Independent Trustees, approved the continuance of the Investment Advisory Agreement with the Adviser on behalf of The Jamestown Equity Fund (the “Fund”) for an additional one-year period. Below is a discussion of the factors considered by the Board of Trustees along with the conclusions that formed the basis for the Board’s approval of the continuation of the Investment Advisory Agreement.

Prior to the Board meeting, the Adviser provided materials in response to a request from counsel to the Independent Trustees for various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreement with respect to the Fund. In approving the continuance of the Investment Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were the nature, extent and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. During a meeting of the Governance, Nomination, Compensation and Qualified Legal Compliance Committee held prior to the Board meeting, the Independent Trustees met with experienced independent legal counsel, outside the presence of representatives of the Adviser, to review a memorandum from counsel describing the legal standards to be applied in their considerations, as well as the proposal to renew the Investment Advisory Agreement.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the continuance of the Investment Advisory Agreement. Rather the Independent Trustees concluded, after weighing and balancing the factors described below, that it was in the best interests of the Fund and its shareholders to continue the Investment Advisory Agreement, in its present form, for an additional one-year period.

Nature, Extent and Quality of Services

The Independent Trustees’ evaluation of the nature, extent and quality of the Adviser’s services took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the twelve-month period ended September 30, 2024, including the Adviser’s views on the overall conditions of the economy, the factors that may have influenced market sentiment, and specific stock selections. The Independent Trustees took into account the valuation considerations and earnings-driven investment process that is used by the Adviser in

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ADDITIONAL INFORMATION (Unaudited) (Continued)

the selection of large-cap securities and the consistency of the Adviser’s investment process. The Independent Trustees also considered the long tenure of the Fund’s portfolio managers; the quality of the Adviser’s compliance and administrative services; the business reputation of the Adviser; and the Adviser’s financial resources.

Investment Performance

The Independent Trustees considered the performance of the Fund for the 1-year, 3-year, 5-year, and 10-year periods ended September 30, 2024, compared to the Fund’s benchmark (the S&P 500® Index) and peer group average of funds with similar investment objectives and strategies (the Morningstar Large Cap Blend Peer Group Category). The Independent Trustees noted that the Fund exceeded the performance of the Morningstar Large Cap Blend Peer Group Category over the 1-year, 3-year, 5-year and 10-year periods and exceeded the performance of the S&P 500® Index over all of the aforementioned periods, except the 10-year period. The Independent Trustees compared the performance of the Fund with the returns of the Adviser’s comparable privately managed account and noted that although the Fund placed below the returns of the privately managed account over all of the reporting periods, there are additional regulatory requirements and costs associated with managing the Fund, as compared to managing the private account. The Independent Trustees noted that as of September 30, 2024, the Fund had an overall 4-star Morningstar rating.

Fees and Expense Ratios

In reviewing the fees payable under the Investment Advisory Agreement, the Independent Trustees compared the advisory fees and overall expenses of the Fund (both before and after voluntary advisory fee waivers) with those of funds in the Morningstar Large Cap Blend category. The Independent Trustees noted that both the advisory fee and projected total expense ratio for the Fund were higher than the median of the Morningstar Large Cap Blend category but were mindful of the voluntary advisory fee waivers that had been made by the Adviser and the smaller size of the Fund in relation to its Morningstar peers. The Independent Trustees considered information about the Adviser’s financial stability and profitability with respect to the Fund, including the assumptions and methodology the Adviser used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Independent Trustees considered not only the fees paid by the Fund, but also the so-called “fallout” benefits to the Adviser.

Economies and Benefits of Scale

Given the current size of the Fund and its expected growth, the Independent Trustees did not believe that it was relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. However, the Independent Trustees noted that the Fund’s advisory fee schedule contains a breakpoint that would reduce the advisory fee rate when the Fund’s assets increase to a specific level. The Independent Trustees also considered the “fallout” benefits to the Adviser for managing the Fund, but given the amounts involved, viewed these as secondary factors in their evaluation of the reasonableness of the Fund’s advisory fees.

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THE JAMESTOWN EQUITY FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

Conclusions

Based on the consideration of the foregoing and other information that was deemed relevant, the Independent Trustees concluded that: (i) both the short- and long-term performance of The Jamestown Fund is satisfactory in comparison to the performance to its benchmark and peers, and the Adviser has provided quality services to the Fund; (ii) the advisory fee for the Fund, while higher than the median for similarly managed funds according to statistics derived from Morningstar, Inc., is reasonable in relation to the quality and level of services provided by the Adviser; (iii) the total operating expense ratio of the Fund, while higher than the average Morningstar Large Cap Blend Peer Group Category average, has not impacted the ability of the Fund to remain competitive with the S&P 500® Index; (iv) the Adviser’s commitment to limit the overall operating expenses of the Fund by voluntarily waiving a portion of its investment advisory fees has enabled the Fund to increase returns for shareholders; and (v) the level of the Adviser’s profitability with respect to its management of the Fund is reasonable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended March 31, 2025, the Fund designated $3,000,356 as long-term capital gain distributions.

Qualified Dividend Income — The Fund designates 100% of its ordinary income distributions, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction — Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distributions that qualify under tax law. For the fiscal year ended March 31, 2025, 100% of the Fund’s ordinary income dividends qualifies for the corporate dividends received deduction.

17

THE JAMESTOWN EQUITY FUND www.jamestownfunds.com

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
d/b/a Brockenbrough
1802 Bayberry Court
Suite 400
Richmond, Virginia 23226

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(Toll-Free) 1-866-738-1126

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
John P. Ackerly, IV
George K. Jennison
Robert S. Harris, Ph.D.
Harris V. Morrissette
Elizabeth W. Robertson

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant’s Governance, Nominating, Compensation and QLCC Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ David K. James
David James, Secretary

Date	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President & Principal Executive Officer
(The Government Street Equity Fund, The Government Street Opportunities Fund)

Date	June 3, 2025

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President & Principal Executive Officer
(The Jamestown Equity Fund)

Date	June 3, 2025

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President & Principal Executive Officer
(The Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, the Davenport Balanced Income Fund and the Davenport Insider Buying Fund)

Date	June 3, 2025

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	June 3, 2025

*	Print the name and title of each signing officer under his or her signature.